Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Index Portfolio

September 30, 2020

VIIP-QTLY-1120
1.9887326.102

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 4.2%
Afterpay Ltd. (a)	1,629	$96,021
AGL Energy Ltd.	4,525	44,184
ALS Ltd.	3,231	21,571
Altium Ltd.	844	21,945
Alumina Ltd.	17,006	16,945
AMP Ltd.	25,432	23,949
Ampol Ltd.	1,800	31,066
Ansell Ltd.	910	24,208
APA Group unit	8,610	64,004
Aristocrat Leisure Ltd.	4,610	100,537
ASX Ltd.	1,399	81,793
Atlas Arteria Ltd. unit	6,955	30,545
Aurizon Holdings Ltd.	13,496	41,519
Australia & New Zealand Banking Group Ltd.	20,378	254,236
Bank of Queensland Ltd.	3,217	13,284
Beach Energy Ltd.	13,789	13,226
Bendigo & Adelaide Bank Ltd.	4,002	17,430
BHP Billiton Ltd.	21,151	546,407
BlueScope Steel Ltd.	3,619	33,345
Boral Ltd.	7,556	24,969
Brambles Ltd.	10,950	83,144
Carsales.com Ltd.	1,702	25,497
Challenger Ltd.	4,187	11,652
Charter Hall Group unit	3,331	29,889
Coca-Cola Amatil Ltd.	3,545	24,265
Cochlear Ltd.	475	67,863
Coles Group Ltd.	9,620	117,198
Commonwealth Bank of Australia	12,716	585,143
Computershare Ltd.	3,588	31,742
Crown Ltd.	2,605	16,548
CSL Ltd.	3,259	673,201
DEXUS Property Group unit	8,012	51,316
Dominos Pizza Enterprises Ltd.	436	24,929
Downer EDI Ltd.	5,294	16,827
Evolution Mining Ltd.	12,232	51,098
Fortescue Metals Group Ltd.	11,935	140,213
Goodman Group unit	11,935	154,528
Iluka Resources Ltd.	3,062	20,048
Incitec Pivot Ltd.	14,143	20,722
Insurance Australia Group Ltd.	16,904	53,491
JB Hi-Fi Ltd.	778	26,452
Lendlease Group unit	4,808	38,409
Link Administration Holdings Ltd.	4,215	11,382
Macquarie Group Ltd.	2,439	211,423
Magellan Financial Group Ltd.	1,017	41,945
Medibank Private Ltd.	19,280	34,789
Mirvac Group unit	27,312	42,814
National Australia Bank Ltd.	23,627	303,535
Newcrest Mining Ltd.	5,862	132,926
Northern Star Resources Ltd.	5,223	51,755
Orica Ltd.	2,894	32,221
Origin Energy Ltd.	12,806	39,659
Orora Ltd.	6,988	12,066
Qantas Airways Ltd.	13,409	39,324
QBE Insurance Group Ltd.	10,679	66,424
Qube Holdings Ltd.	13,479	24,535
Ramsay Health Care Ltd.	1,314	62,650
realestate.com.au Ltd.	364	28,985
Reliance Worldwide Corp. Ltd.	5,592	15,459
Rio Tinto Ltd.	2,672	182,501
Santos Ltd.	12,714	44,954
Saracen Mineral Holdings Ltd. (a)	7,735	29,078
Scentre Group unit	37,322	59,422
SEEK Ltd.	2,459	37,934
Sonic Healthcare Ltd.	3,452	81,975
South32 Ltd.	34,267	50,854
Spark Infrastructure Group unit	12,761	18,747
Steadfast Group Ltd.	6,545	15,216
Stockland Corp. Ltd. unit	16,751	45,761
Suncorp Group Ltd.	9,318	56,882
Sydney Airport unit	19,162	81,371
Tabcorp Holdings Ltd.	15,654	37,697
Telstra Corp. Ltd.	85,416	171,024
The GPT Group unit	13,403	37,705
The Star Entertainment Group Ltd.	6,193	13,661
Transpacific Industries Group Ltd.	14,115	21,313
Transurban Group unit	19,590	200,032
Treasury Wine Estates Ltd.	5,040	32,383
Vicinity Centres unit	26,958	26,920
Wesfarmers Ltd.	8,147	260,413
Westpac Banking Corp.	25,934	315,339
WiseTech Global Ltd.	1,102	20,640
Woodside Petroleum Ltd.	6,904	87,626
Woolworths Group Ltd.	9,064	237,012
WorleyParsons Ltd.	2,544	17,731

TOTAL AUSTRALIA		7,101,442

Austria - 0.2%
ams AG (a)	1,923	43,698
Andritz AG	588	18,173
BAWAG Group AG (b)	510	18,417
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	559	16,582
Erste Group Bank AG	2,062	43,214
IMMOFINANZ Immobilien Anlagen AG (a)	771	12,212
OMV AG	1,074	29,466
Raiffeisen International Bank-Holding AG	1,068	16,366
S IMMO AG (a)	289	4,920
S&T AG (a)	266	5,586
UNIQA Insurance Group AG	640	3,864
Verbund AG	488	26,708
Voestalpine AG	809	21,342
Wienerberger AG	871	23,018

TOTAL AUSTRIA		283,566

Bailiwick of Jersey - 0.4%
Experian PLC	6,587	247,502
Ferguson PLC	1,665	167,550
Glencore Xstrata PLC	77,758	161,206
IWG PLC	5,924	19,874
Polymetal International PLC	1,988	43,339
WPP PLC	8,844	69,460

TOTAL BAILIWICK OF JERSEY		708,931

Belgium - 0.6%
Ackermans & Van Haaren SA (a)	166	21,545
Aedifica SA	195	23,823
Aedifica SA (d)	140	407
Ageas	1,361	55,626
Anheuser-Busch InBev SA NV	6,071	326,865
Barco NV	623	13,075
Cofinimmo SA	193	29,009
Elia System Operator SA/NV	248	24,773
Galapagos Genomics NV (a)	342	48,485
Groupe Bruxelles Lambert SA	848	76,536
KBC Groep NV	2,421	121,459
Proximus	1,115	20,361
Sofina SA	113	30,869
Solvay SA Class A	504	43,409
UCB SA	909	103,378
Umicore SA	1,424	59,353
Warehouses de Pauw	910	33,139

TOTAL BELGIUM		1,032,112

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	30,000	73,772
Beijing Enterprises Water Group Ltd.	38,000	14,809
Brilliance China Automotive Holdings Ltd.	22,000	20,791
Cheung Kong Infrastructure Holdings Ltd.	4,500	21,118
China Gas Holdings Ltd.	14,600	41,781
China Resource Gas Group Ltd.	6,000	26,940
Cosan Ltd. Class A	826	12,266
Credicorp Ltd. (United States)	443	54,928
Haier Electronics Group Co. Ltd.	8,000	29,084
Hiscox Ltd.	2,459	28,347
Hongkong Land Holdings Ltd.	8,315	30,979
Jardine Matheson Holdings Ltd.	1,903	75,647
Jardine Strategic Holdings Ltd.	1,281	25,398
Kunlun Energy Co. Ltd.	30,000	19,810

TOTAL BERMUDA		475,670

Brazil - 1.0%
Ambev SA	31,700	70,784
Atacadao Distribuicao Comercio e Industria Ltda	3,100	11,311
B2W Companhia Global do Varejo (a)	1,571	25,171
Banco Bradesco SA	11,092	35,591
Banco do Brasil SA	10,800	56,963
Banco Inter SA unit	1,201	11,608
BB Seguridade Participacoes SA	6,000	25,930
BM&F BOVESPA SA	14,800	144,972
BR Malls Participacoes SA (a)	5,200	7,759
Brasil Foods SA (a)	5,400	17,673
BTG Pactual Participations Ltd. unit	1,800	23,350
CCR SA	7,600	17,146
Centrais Eletricas Brasileiras SA (Electrobras)	2,686	14,502
Cielo SA	7,200	5,039
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,200	14,902
Companhia de Locacao das Americas	1,800	7,612
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,300	19,167
Companhia Siderurgica Nacional SA (CSN)	4,000	11,752
Compania de Saneamento do Parana unit	1,500	6,795
Cosan SA Industria e Comercio	1,200	14,601
CPFL Energia SA	1,200	5,889
Cyrela Brazil Realty SA	1,500	6,207
Drogasil SA	9,000	37,533
Embraer SA (a)	3,900	4,333
Energisa SA unit	1,600	11,715
ENGIE Brasil Energia SA	2,050	14,729
Equatorial Energia SA	6,000	22,629
Estacio Participacoes SA	2,100	10,250
Hapvida Participacoes e Investimentos SA (b)	1,500	16,598
Hypermarcas SA	2,600	13,806
IRB Brasil Resseguros SA	5,897	7,865
JBS SA	7,200	26,500
Klabin SA unit	5,200	22,037
Kroton Educacional SA	11,600	10,700
Localiza Rent A Car SA	4,130	41,676
Lojas Renner SA	5,470	38,620
Magazine Luiza SA	4,655	73,938
MPX Mineracao e Energia SA (a)	2,300	19,699
Multiplan Empreendimentos Imobiliarios SA	1,700	5,882
Natura & Co. Holding SA	4,893	44,548
Neoenergia SA	1,300	3,931
Notre Dame Intermedica Participacoes SA	3,100	35,913
Petrobras Distribuidora SA	4,700	16,864
Petroleo Brasileiro SA - Petrobras (ON)	26,800	94,346
Qualicorp Consultoria E Corret	2,400	14,526
Rumo SA (a)	9,800	33,261
Sonae Sierra Brasil SA (a)	700	2,957
Sul America SA unit	2,100	14,819
Suzano Papel e Celulose SA (a)	3,900	31,633
Terna Participacoes SA unit	2,700	13,443
TIM Participacoes SA	6,200	14,418
Totvs SA	3,500	16,890
Ultrapar Participacoes SA	5,400	18,529
Vale SA	24,500	257,874
Via Varejo SA (a)	10,551	32,597
Weg SA	5,350	62,589

TOTAL BRAZIL		1,642,372

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)	1,736	138,314
Air Canada (a)	1,984	23,378
Alamos Gold, Inc.	2,720	23,961
Algonquin Power & Utilities Corp.	4,197	60,959
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,160	214,516
Allied Properties (REIT)	899	24,204
AltaGas Ltd.	2,017	24,358
ATCO Ltd. Class I (non-vtg.)	566	16,361
B2Gold Corp.	7,518	48,951
Bank of Montreal	4,610	269,492
Bank of Nova Scotia	8,703	361,571
Barrick Gold Corp. (Canada)	12,765	358,538
Bausch Health Cos., Inc. (Canada) (a)	2,177	33,843
BCE, Inc.	6,512	270,056
BlackBerry Ltd. (a)	3,751	17,212
Boyd Group Services, Inc.	160	24,713
Brookfield Asset Management, Inc. (Canada) Class A	10,045	332,382
CAE, Inc.	1,935	28,308
Cameco Corp.	2,910	29,394
Canadian Apartment Properties (REIT) unit	1,173	40,919
Canadian Imperial Bank of Commerce	3,204	239,491
Canadian National Railway Co.	5,123	545,599
Canadian Natural Resources Ltd.	8,517	136,497
Canadian Pacific Railway Ltd.	976	296,894
Canadian Tire Ltd. Class A (non-vtg.)	407	40,995
Canadian Utilities Ltd. Class A (non-vtg.)	903	21,538
Capital Power Corp.	810	17,878
CCL Industries, Inc. Class B	1,087	41,911
Cenovus Energy, Inc. (Canada)	7,230	28,180
CGI Group, Inc. Class A (sub. vtg.) (a)	1,659	112,606
CI Financial Corp.	1,538	19,509
Constellation Software, Inc.	143	158,903
Descartes Systems Group, Inc. (Canada) (a)	617	35,147
Dollarama, Inc.	2,033	77,927
Element Financial Corp.	3,156	26,261
Emera, Inc.	1,806	74,190
Empire Co. Ltd. Class A (non-vtg.)	1,186	34,425
Enbridge, Inc.	14,536	424,656
Fairfax Financial Holdings Ltd. (sub. vtg.)	193	56,832
Finning International, Inc.	1,101	16,835
First Quantum Minerals Ltd.	3,956	35,265
FirstService Corp.	262	34,575
Fortis, Inc.	3,342	136,637
Franco-Nevada Corp.	1,372	191,722
George Weston Ltd.	528	38,824
Gibson Energy, Inc.	1,082	17,536
Gildan Activewear, Inc.	1,344	26,485
Great-West Lifeco, Inc.	1,932	37,753
Hydro One Ltd. (b)	2,203	46,689
iA Financial Corp, Inc.	801	27,882
IGM Financial, Inc.	627	14,376
Imperial Oil Ltd.	1,763	21,105
Intact Financial Corp.	1,028	110,076
Inter Pipeline Ltd.	3,067	30,105
Keyera Corp.	1,635	24,681
Kinross Gold Corp.	9,029	79,675
Kirkland Lake Gold Ltd.	1,972	96,264
Loblaw Companies Ltd.	1,206	63,155
Lundin Mining Corp.	4,549	25,383
Magna International, Inc. Class A (sub. vtg.)	1,932	88,406
Manulife Financial Corp.	13,940	193,886
Methanex Corp.	413	10,071
Metro, Inc. Class A (sub. vtg.)	1,820	87,327
National Bank of Canada	2,412	119,808
Northland Power, Inc.	1,313	39,719
Nutrien Ltd.	4,073	159,702
Onex Corp. (sub. vtg.)	629	28,059
Open Text Corp.	1,977	83,561
Pan American Silver Corp.	1,509	48,514
Parkland Corp.	1,072	28,347
Pembina Pipeline Corp.	3,962	84,087
Power Corp. of Canada (sub. vtg.)	4,091	80,158
Quebecor, Inc. Class B (sub. vtg.)	1,304	32,621
Restaurant Brands International, Inc.	2,191	125,844
RioCan (REIT)	2,100	22,174
Ritchie Bros. Auctioneers, Inc.	788	46,734
Rogers Communications, Inc. Class B (non-vtg.)	2,526	100,202
Royal Bank of Canada	10,225	717,912
Saputo, Inc.	1,785	44,774
Shaw Communications, Inc. Class B	3,307	60,351
Shopify, Inc. Class A (a)	776	793,565
SNC-Lavalin Group, Inc.	1,297	20,796
Stantec, Inc.	801	24,321
Sun Life Financial, Inc.	4,165	169,722
Suncor Energy, Inc.	10,996	134,276
TC Energy Corp.	6,748	283,289
Teck Resources Ltd. Class B (sub. vtg.)	3,401	47,354
TELUS Corp.	9,242	162,623
TFI International, Inc. (Canada)	609	25,466
The Toronto-Dominion Bank	12,955	599,809
Thomson Reuters Corp.	1,210	96,560
TMX Group Ltd.	355	36,509
Toromont Industries Ltd.	624	37,340
Waste Connection, Inc. (Canada)	1,890	196,445
Wheaton Precious Metals Corp.	3,229	158,425
WSP Global, Inc.	516	33,885
Yamana Gold, Inc.	6,589	37,459

TOTAL CANADA		10,865,993

Cayman Islands - 7.8%
AAC Technology Holdings, Inc.	5,000	27,203
Airtac International Group	1,000	22,504
Alibaba Group Holding Ltd. sponsored ADR (a)	13,088	3,847,612
Anta Sports Products Ltd.	6,000	62,619
ASM Pacific Technology Ltd.	2,300	23,545
Autohome, Inc. ADR Class A	411	39,456
Baidu.com, Inc. sponsored ADR (a)	1,956	247,610
BeiGene Ltd. ADR (a)	274	78,485
Bilibili, Inc. ADR (a)(e)	1,102	45,843
Chailease Holding Co. Ltd.	9,465	42,862
Cheung Kong Property Holdings Ltd.	17,500	85,990
China Biologic Products Holdings, Inc. (a)	103	11,447
China Conch Venture Holdings Ltd.	11,500	53,499
China Feihe Ltd. (b)	20,000	46,759
China Mengniu Dairy Co. Ltd.	20,000	94,335
China Resources Cement Holdings Ltd.	16,000	21,996
China Resources Land Ltd.	20,000	91,216
CIFI Holdings Group Co. Ltd.	25,466	18,917
CK Hutchison Holdings Ltd.	19,500	118,165
Country Garden Holdings Co. Ltd.	53,494	66,238
Country Garden Services Holdings Co. Ltd.	9,000	58,450
Ctrip.com International Ltd. ADR (a)	3,291	102,482
ENN Energy Holdings Ltd.	5,400	59,256
Evergrande Real Estate Group Ltd.	13,000	33,363
GDS Holdings Ltd. ADR (a)(e)	646	52,862
Geely Automobile Holdings Ltd.	40,000	80,241
Genscript Biotech Corp. (a)	8,000	13,188
Hengan International Group Co. Ltd.	5,000	36,600
Huazhu Group Ltd. ADR	965	41,727
Innovent Biologics, Inc. (a)(b)	6,000	44,743
iQIYI, Inc. ADR (a)(e)	1,981	44,731
JD.com, Inc. sponsored ADR (a)	6,345	492,435
Kingdee International Software Group Co. Ltd.	17,000	44,341
Kingsoft Corp. Ltd.	7,000	35,266
Li Ning Co. Ltd.	14,500	68,227
Logan Property Holdings Co. Ltd.	5,000	7,956
Longfor Properties Co. Ltd. (b)	11,500	65,161
Meituan Dianping Class B (a)	29,900	941,889
Melco Crown Entertainment Ltd. sponsored ADR	1,565	26,057
Minth Group Ltd.	4,000	17,467
Momo, Inc. ADR	1,254	17,255
NetEase, Inc. ADR	575	261,435
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	988	147,706
NIO, Inc. sponsored ADR (a)	7,677	162,906
PagSeguro Digital Ltd. (a)	1,329	50,117
Parade Technologies Ltd.	1,000	36,297
Pinduoduo, Inc. ADR (a)	2,426	179,888
Sands China Ltd.	17,600	68,221
Sea Ltd. ADR (a)	2,116	325,949
Semiconductor Manufacturing International Corp. (a)	28,500	66,723
Shenzhou International Group Holdings Ltd.	5,400	91,956
Shimao Property Holdings Ltd.	8,500	35,462
Silergy Corp.	1,000	58,939
Silicon Motion Technology Corp. sponsored ADR	217	8,198
SINA Corp. (a)	437	18,621
Sino Biopharmaceutical Ltd.	75,250	82,402
StoneCo Ltd. Class A (a)	1,422	75,210
Sunac China Holdings Ltd.	18,000	70,916
Sunny Optical Technology Group Co. Ltd.	5,100	79,215
TAL Education Group ADR (a)	2,865	217,855
Tencent Holdings Ltd.	41,200	2,782,788
Tingyi (Cayman Islands) Holding Corp.	14,000	24,790
Vipshop Holdings Ltd. ADR (a)	2,714	42,447
Want Want China Holdings Ltd.	46,000	32,144
Weibo Corp. sponsored ADR (a)(e)	419	15,264
WH Group Ltd. (b)	67,000	54,652
Wharf Real Estate Investment Co. Ltd.	12,000	49,189
Wuxi Biologics (Cayman), Inc. (a)(b)	7,000	171,556
Wynn Macau Ltd.	10,400	16,690
Xiaomi Corp. Class B (a)(b)	95,000	257,167
Xinyi Glass Holdings Ltd.	18,000	36,404
Xinyi Solar Holdings Ltd.	28,509	45,450
Yihai International Holding Ltd.	3,000	47,121
YY, Inc. ADR	402	32,429
Zai Lab Ltd. ADR (a)	483	40,171
Zhen Ding Technology Holding Ltd.	4,000	17,423
ZTO Express, Inc. sponsored ADR	2,687	80,395

TOTAL CAYMAN ISLANDS		13,114,094

Chile - 0.1%
Aguas Andinas SA	16,947	4,749
Banco de Chile (a)	352,682	26,932
Banco de Credito e Inversiones	367	11,593
Banco Santander Chile	404,741	14,075
Cencosud SA	10,472	15,340
Cencosud Shopping SA	2,537	3,636
Colbun SA	38,815	6,274
Compania Cervecerias Unidas SA	873	5,638
Compania de Petroleos de Chile SA (COPEC)	2,403	18,023
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,016	6,326
Empresas CMPC SA	9,104	19,134
Enel Chile SA	164,238	11,527
Enersis SA	201,887	26,230
Parque Arauco SA	3,775	5,285
S.A.C.I. Falabella	5,500	16,113

TOTAL CHILE		190,875

China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	203,000	63,692
Anhui Conch Cement Co. Ltd. (H Shares)	8,500	58,873
Bank Communications Co. Ltd. (H Shares)	154,000	74,224
Bank of China Ltd. (H Shares)	553,000	171,994
BYD Co. Ltd. (H Shares)	4,500	72,568
CGN Power Co. Ltd. (H Shares) (b)	69,000	14,213
China CITIC Bank Corp. Ltd. (H Shares)	82,000	31,778
China Communications Construction Co. Ltd. (H Shares)	29,000	15,250
China Construction Bank Corp. (H Shares)	708,000	460,039
China International Capital Corp. Ltd. (H Shares) (a)(b)	9,200	21,397
China Life Insurance Co. Ltd. (H Shares)	53,000	120,150
China Merchants Bank Co. Ltd. (H Shares)	27,000	128,126
China Minsheng Banking Corp. Ltd. (H Shares)	42,300	22,226
China National Building Materials Co. Ltd. (H Shares)	28,000	35,685
China Oilfield Services Ltd. (H Shares)	10,000	6,999
China Pacific Insurance (Group) Co. Ltd. (H Shares)	19,600	55,978
China Petroleum & Chemical Corp. (H Shares)	184,000	74,293
China Railway Group Ltd. (H Shares)	29,000	13,700
China Shenhua Energy Co. Ltd. (H Shares)	24,500	43,974
China Telecom Corp. Ltd. (H Shares)	100,000	30,045
China Tower Corp. Ltd. (H Shares) (b)	336,000	58,457
China Vanke Co. Ltd. (H Shares)	13,700	42,112
CITIC Securities Co. Ltd. (H Shares)	16,000	35,986
CRRC Corp. Ltd. (H Shares)	37,000	14,820
Great Wall Motor Co. Ltd. (H Shares)	22,500	28,701
Guangzhou Automobile Group Co. Ltd. (H Shares)	20,800	17,449
Haitong Securities Co. Ltd. (H Shares) (a)	21,200	18,130
Huatai Securities Co. Ltd. (H Shares) (b)	11,200	18,428
Industrial & Commercial Bank of China Ltd. (H Shares)	535,000	278,679
New China Life Insurance Co. Ltd. (H Shares)	5,300	19,923
People's Insurance Co. of China Group Ltd. (H Shares)	55,000	16,367
PetroChina Co. Ltd. (H Shares)	152,000	44,730
PICC Property & Casualty Co. Ltd. (H Shares)	50,000	35,123
Ping An Insurance Group Co. of China Ltd. (H Shares)	39,500	410,044
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	63,000	26,540
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	32,013
Sinopharm Group Co. Ltd. (H Shares)	10,000	21,132
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	16,366
Weichai Power Co. Ltd. (H Shares)	14,000	28,328
WuXi AppTec Co. Ltd. (H Shares) (b)	2,160	31,235
Zijin Mining Group Co. Ltd. (H Shares)	42,000	26,848
ZTE Corp. (H Shares)	5,600	13,464

TOTAL CHINA		2,750,079

Colombia - 0.0%
Bancolombia SA	1,917	12,162
Grupo de Inversiones Suramerica SA	1,458	7,856
Interconexion Electrica SA ESP	3,225	17,174
Inversiones Argos SA	2,674	8,105

TOTAL COLOMBIA		45,297

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	1,176	22,267
Komercni Banka A/S (a)	594	12,508
MONETA Money Bank A/S (b)	2,409	5,553

TOTAL CZECH REPUBLIC		40,328

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	21	30,872
Series B	46	72,721
Ambu A/S Series B	1,181	33,478
Ascendis Pharma A/S sponsored ADR (a)	313	48,302
Carlsberg A/S Series B	736	99,217
Christian Hansen Holding A/S	736	81,807
Coloplast A/S Series B	854	134,961
Danske Bank A/S (a)	4,934	66,901
DSV A/S	1,468	239,854
Genmab A/S (a)	467	169,152
GN Store Nord A/S	1,029	77,914
ISS Holdings A/S	1,121	14,812
Novo Nordisk A/S Series B	11,974	829,614
Novozymes A/S Series B	1,500	94,466
ORSTED A/S (b)	1,282	176,737
Pandora A/S	721	51,970
Royal Unibrew A/S	301	31,077
SimCorp A/S	295	38,815
Tryg A/S	901	28,435
Vestas Wind Systems A/S	1,419	230,172

TOTAL DENMARK		2,551,277

Egypt - 0.0%
Commercial International Bank SAE	10,723	45,232
Faroe Islands - 0.0%
Bakkafrost (a)	334	21,539
Finland - 0.8%
Elisa Corp. (A Shares)	1,054	62,134
Fortum Corp.	3,081	62,403
Huhtamaki Oyj	687	33,975
Kesko Oyj	1,912	49,318
Kone OYJ (B Shares)	2,865	252,132
Metso Outotec Oyj	3,993	28,066
Neles Oyj	984	13,331
Neste Oyj	3,069	161,813
Nokia Corp.	40,478	158,425
Nokian Tyres PLC	931	26,361
Nordea Bank ABP (Stockholm Stock Exchange)	23,220	176,443
Orion Oyj (B Shares)	779	35,319
Sampo Oyj (A Shares)	3,619	143,374
Stora Enso Oyj (R Shares)	4,459	69,924
UPM-Kymmene Corp.	3,802	115,854
Wartsila Corp.	3,569	28,111

TOTAL FINLAND		1,416,983

France - 5.5%
Accor SA (a)	1,279	35,990
Air Liquide SA	3,380	536,970
Alstom SA (a)	1,352	67,536
Arkema SA	485	51,530
Atos Origin SA (a)	686	55,336
AXA SA	14,992	277,472
BNP Paribas SA (a)	8,220	297,355
Bouygues SA	1,622	56,329
Bureau Veritas SA	2,049	46,269
Capgemini SA	1,155	148,621
Carrefour SA	4,169	66,794
Compagnie de St. Gobain (a)	3,883	162,648
Credit Agricole SA (a)	9,155	79,876
Danone SA	4,918	318,564
Dassault Systemes SA	980	183,553
Edenred SA	1,770	79,689
Eiffage SA (a)	599	49,034
ENGIE (a)	12,708	170,152
Essilor International SA	2,136	290,881
Gecina SA	376	49,683
Groupe Eurotunnel SA (a)	2,969	40,380
Hermes International SCA	250	215,789
Ingenico SA	440	68,251
Kering SA	533	354,702
Klepierre SA	1,538	21,612
L'Oreal SA	1,719	559,413
Legrand SA	1,878	150,123
LVMH Moet Hennessy Louis Vuitton SE	1,932	903,984
Michelin CGDE Series B	1,293	139,045
Orange SA	14,662	152,713
Orpea (a)	391	44,495
Pernod Ricard SA	1,447	230,983
Peugeot Citroen SA	4,536	82,433
Publicis Groupe SA	1,642	53,096
Renault SA	1,438	37,420
Safran SA (a)	2,354	231,603
Sanofi SA	8,242	825,946
Schneider Electric SA	3,861	479,918
Societe Generale Series A	5,694	75,582
Sodexo SA	594	42,496
SR Teleperformance SA	419	129,495
Suez Environnement SA	2,944	54,554
Thales SA	768	57,772
Total SA	18,082	620,982
Valeo SA	1,716	52,813
Veolia Environnement SA	3,771	81,441
VINCI SA	3,647	304,731
Vivendi SA	6,215	173,578

TOTAL FRANCE		9,209,632

Germany - 5.1%
adidas AG	1,322	427,949
Allianz SE	2,996	574,741
BASF AG	6,588	401,183
Bayer AG	7,066	435,928
Bayerische Motoren Werke AG (BMW)	2,296	166,874
Bechtle AG	191	38,719
Beiersdorf AG	698	79,249
Brenntag AG	1,086	69,139
Carl Zeiss Meditec AG	272	34,442
Commerzbank AG	6,988	34,354
Continental AG	779	84,419
Covestro AG (b)	1,203	59,733
Daimler AG (Germany)	5,996	323,627
Delivery Hero AG (a)(b)	1,034	118,952
Deutsche Bank AG (a)	14,755	124,383
Deutsche Borse AG	1,365	239,739
Deutsche Post AG	6,991	318,848
Deutsche Telekom AG	23,251	387,130
Deutsche Wohnen AG (Bearer)	2,585	129,384
E.ON AG	16,082	177,263
Evonik Industries AG	1,373	35,576
Fresenius Medical Care AG & Co. KGaA	1,532	129,510
Fresenius SE & Co. KGaA	2,947	134,166
GEA Group AG	1,202	42,293
Hannover Reuck SE	440	68,199
HeidelbergCement AG	1,068	65,514
Henkel AG & Co. KGaA	707	66,231
Infineon Technologies AG	9,340	263,255
KION Group AG	469	40,240
Knorr-Bremse AG	474	55,930
Lanxess AG	639	36,673
LEG Immobilien AG	522	74,544
Merck KGaA	936	136,683
MTU Aero Engines Holdings AG	384	63,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,006	255,476
OSRAM Licht AG (a)	201	11,981
Puma AG	601	54,159
Rheinmetall AG	323	29,069
RWE AG	4,818	180,651
SAP SE	7,843	1,221,298
Scout24 AG (b)	775	67,694
Siemens AG	5,792	732,595
Symrise AG	918	127,004
Thyssenkrupp AG (a)	3,073	15,536
TUI AG (GB)	2,878	10,877
Uniper SE	707	22,845
Vonovia SE	4,058	278,712
Zalando SE (a)(b)	1,170	109,604

TOTAL GERMANY		8,556,302

Greece - 0.1%
Alpha Bank AE (a)	7,169	4,354
Cairo Mezz PLC (a)	1,634	138
EFG Eurobank Ergasias SA (a)	19,609	8,674
Greek Organization of Football Prognostics SA	1,664	15,803
Hellenic Telecommunications Organization SA	1,663	24,002
Jumbo SA	817	14,368
Lamda Development SA (a)	320	2,075
Motor Oil (HELLAS) Corinth Refineries SA	375	4,419
Mytilineos SA	696	7,479
National Bank of Greece SA (a)	3,139	3,975
Piraeus Bank SA (a)	1,781	2,224

TOTAL GREECE		87,511

Hong Kong - 2.0%
AIA Group Ltd.	86,800	862,800
Bank of East Asia Ltd.	11,313	20,885
Beijing Enterprises Holdings Ltd.	3,000	9,044
BOC Hong Kong (Holdings) Ltd.	26,500	70,251
China Everbright International Ltd.	27,222	15,564
China Jinmao Holdings Group Ltd.	40,000	22,271
China Merchants Holdings International Co. Ltd.	10,000	10,272
China Mobile Ltd.	39,500	253,562
China Overseas Land and Investment Ltd.	27,000	68,201
China Resources Beer Holdings Co. Ltd.	10,000	61,419
China Resources Power Holdings Co. Ltd.	14,000	15,528
China Taiping Insurance Group Ltd.	10,800	16,559
China Unicom Ltd.	42,000	27,568
CLP Holdings Ltd.	12,000	112,047
CNOOC Ltd.	115,000	110,616
CSPC Pharmaceutical Group Ltd.	40,000	78,082
Far East Horizon Ltd.	18,000	14,689
Fosun International Ltd.	18,000	21,086
Galaxy Entertainment Group Ltd.	15,000	101,410
Guangdong Investment Ltd.	20,000	31,800
Hang Lung Properties Ltd.	13,000	33,131
Hang Seng Bank Ltd.	5,200	77,037
Henderson Land Development Co. Ltd.	9,610	35,683
Hong Kong & China Gas Co. Ltd.	75,527	109,668
Hong Kong Exchanges and Clearing Ltd.	8,543	402,149
Lenovo Group Ltd.	44,000	29,091
Link (REIT)	14,699	120,449
MTR Corp. Ltd.	11,348	56,319
New World Development Co. Ltd.	10,250	50,038
Power Assets Holdings Ltd.	10,000	52,708
Sino Land Ltd.	22,292	26,097
Sun Art Retail Group Ltd.	15,000	16,654
Sun Hung Kai Properties Ltd.	11,000	141,752
Swire Pacific Ltd. (A Shares)	4,000	19,366
Swire Properties Ltd.	8,000	21,197
Techtronic Industries Co. Ltd.	12,500	166,196
Vitasoy International Holdings Ltd.	6,000	23,397

TOTAL HONG KONG		3,304,586

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	3,482	18,993
OTP Bank PLC (a)	1,570	47,301
Richter Gedeon PLC	1,045	22,079

TOTAL HUNGARY		88,373

India - 2.3%
Adani Ports & Special Economic Zone Ltd.	5,559	25,958
Asian Paints Ltd.	3,239	87,522
Avenue Supermarts Ltd. (a)(b)	1,052	31,540
Axis Bank Ltd. (a)	18,879	109,572
Bajaj Finance Ltd.	1,862	83,659
Bajaj Finserv Ltd.	433	34,630
Bharat Petroleum Corp. Ltd.	5,453	26,173
Bharti Airtel Ltd. (a)	17,242	98,863
HDFC Bank Ltd.	29,197	429,830
HDFC Standard Life Insurance Co. Ltd. (a)(b)	5,497	41,850
Hindustan Unilever Ltd.	6,419	180,906
Housing Development Finance Corp. Ltd.	12,837	305,140
ICICI Bank Ltd. (a)	49,460	239,834
IndusInd Bank Ltd. (a)	4,320	31,108
Infosys Ltd.	26,488	365,254
ITC Ltd.	62,764	147,046
JSW Steel Ltd.	7,274	27,603
Kotak Mahindra Bank Ltd. (a)	9,367	162,192
Larsen & Toubro Ltd.	8,670	106,615
Maruti Suzuki India Ltd.	957	87,985
Power Grid Corp. of India Ltd.	18,572	41,076
Reliance Industries Ltd.	23,162	704,460
State Bank of India (a)	27,033	68,427
Sun Pharmaceutical Industries Ltd.	7,818	53,315
Tata Consultancy Services Ltd.	7,532	255,553
Titan Co. Ltd. (a)	2,909	47,622
Ultratech Cemco Ltd.	834	46,044

TOTAL INDIA		3,839,777

Indonesia - 0.3%
Mitra Keluarga Karyasehat Tbk PT	30,200	4,976
PT ACE Hardware Indonesia Tbk	45,800	4,915
PT Adaro Energy Tbk	135,100	10,377
PT Astra International Tbk	140,400	42,273
PT Bank Central Asia Tbk	79,300	144,755
PT Bank Mandiri (Persero) Tbk	129,800	43,408
PT Bank Negara Indonesia (Persero) Tbk	56,500	16,948
PT Bank Rakyat Indonesia Tbk	381,800	78,328
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	12,500	2,768
PT Barito Pacific Tbk (a)	212,200	11,343
PT Charoen Pokphand Indonesia Tbk	47,600	18,221
PT Gudang Garam Tbk (a)	3,700	9,970
PT Indah Kiat Pulp & Paper Tbk	20,500	12,444
PT Indocement Tunggal Prakarsa Tbk	11,100	7,777
PT Indofood CBP Sukses Makmur Tbk	16,500	11,184
PT Indofood Sukses Makmur Tbk	32,200	15,530
PT Jasa Marga Tbk	10,800	2,636
PT Kalbe Farma Tbk	156,900	16,394
PT Perusahaan Gas Negara Tbk Series B	56,300	3,522
PT Semen Gresik (Persero) Tbk	24,600	15,219
PT Telekomunikasi Indonesia Tbk Series B	337,900	58,343
PT Tower Bersama Infrastructure Tbk	55,200	4,971
PT United Tractors Tbk	11,400	17,515

TOTAL INDONESIA		553,817

Ireland - 0.6%
Bank Ireland Group PLC	7,067	13,125
CRH PLC	5,606	203,281
DCC PLC (United Kingdom)	737	57,135
Flutter Entertainment PLC	451	71,289
Flutter Entertainment PLC (Ireland)	515	81,937
Grafton Group PLC unit	1,572	13,702
ICON PLC (a)	385	73,570
James Hardie Industries PLC CDI	3,116	74,696
Kerry Group PLC Class A	1,092	140,195
Kingspan Group PLC (Ireland)	1,079	98,296
Ryanair Holdings PLC sponsored ADR (a)	1,326	108,414
Smurfit Kappa Group PLC	1,622	63,745
United Drug PLC (United Kingdom)	1,926	19,198

TOTAL IRELAND		1,018,583

Isle of Man - 0.0%
Gaming VC Holdings SA	4,162	52,308
NEPI Rockcastle PLC	2,624	10,809

TOTAL ISLE OF MAN		63,117

Israel - 0.4%
Airport City Ltd. (a)	429	4,482
Alony Hetz Properties & Investments Ltd.	1,236	12,159
Amot Investments Ltd.	870	3,982
Azrieli Group	306	13,667
Bank Hapoalim BM (Reg.)	7,757	41,438
Bank Leumi le-Israel BM	10,050	44,240
Bezeq The Israel Telecommunication Corp. Ltd. (a)	15,819	18,379
Check Point Software Technologies Ltd. (a)	800	96,272
CyberArk Software Ltd. (a)	282	29,164
Elbit Systems Ltd. (Israel)	165	20,080
First International Bank of Israel	322	6,681
Gazit-Globe Ltd.	462	1,869
Icl Group Ltd.	5,310	18,787
Isracard Ltd.	308	764
Israel Discount Bank Ltd. (Class A)	8,216	22,161
Kornit Digital Ltd. (a)(e)	307	19,915
Melisron Ltd.	112	3,613
Mizrahi Tefahot Bank Ltd.	982	17,412
NICE Systems Ltd. (a)	448	101,208
Paz Oil Co. Ltd.	97	7,628
Plus500 Ltd.	716	14,491
Radware Ltd. (a)	234	5,672
Reit 1 Ltd.	988	3,631
Shikun & Binui Ltd. (a)	1,210	5,439
Shufersal Ltd.	987	7,722
Strauss Group Ltd.	376	10,798
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	7,948	71,611
Tower Semiconductor Ltd. (a)	792	14,739
Wix.com Ltd. (a)	370	94,295

TOTAL ISRAEL		712,299

Italy - 1.2%
A2A SpA	10,458	15,204
Amplifon SpA	604	21,634
Assicurazioni Generali SpA	8,856	124,858
Astm SpA (a)	428	8,967
Atlantia SpA (a)	3,609	56,827
Azimut Holding SpA	877	15,855
Banca Mediolanum S.p.A.	1,910	13,772
Banco BPM SpA	11,230	19,026
Davide Campari Milano NV	3,082	33,674
Enel SpA	55,295	479,735
Eni SpA	18,106	141,518
FinecoBank SpA	4,346	59,897
Hera SpA	5,603	20,706
Infrastrutture Wireless Italiane SpA (b)	2,267	25,091
Interpump Group SpA	636	23,653
Intesa Sanpaolo SpA	125,831	236,741
Italgas SpA	3,802	24,004
Leonardo SpA	2,883	16,901
Mediobanca SpA	5,235	41,111
Moncler SpA	1,369	56,146
Nexi SpA (a)(b)	2,474	49,659
Pirelli & C. SpA (b)	3,104	13,327
Poste Italiane SpA (b)	3,422	30,364
Prysmian SpA	1,917	55,830
Recordati SpA	718	36,821
Saipem SpA	3,316	5,705
Snam Rete Gas SpA	15,269	78,572
Telecom Italia SpA	73,047	29,278
Telecom Italia SpA (Risparmio Shares)	52,318	21,150
Terna SpA	10,050	70,392
UniCredit SpA	15,157	125,195
Unipol Gruppo SpA	2,895	12,661

TOTAL ITALY		1,964,274

Japan - 17.7%
ABC-MART, Inc.	200	10,413
ACOM Co. Ltd.	3,700	16,095
Activia Properties, Inc.	5	19,042
Advance Residence Investment Corp.	10	29,458
Advantest Corp.	1,400	68,097
Aeon (REIT) Investment Corp.	9	10,367
AEON Co. Ltd.	6,200	166,785
AEON MALL Co. Ltd.	600	8,434
Agc, Inc.	1,700	49,962
Aica Kogyo Co. Ltd.	500	17,824
Ain Holdings, Inc.	200	14,012
Air Water, Inc.	1,600	21,640
Aisin Seiki Co. Ltd.	1,300	41,592
Ajinomoto Co., Inc.	3,900	79,931
Alfresa Holdings Corp.	1,500	32,854
Alps Electric Co. Ltd.	1,600	21,567
Amada Co. Ltd.	2,600	24,322
Amano Corp.	400	9,301
Ana Holdings, Inc. (a)	2,500	57,826
Anritsu Corp.	1,000	22,788
Aozora Bank Ltd.	1,000	16,605
Asahi Group Holdings	3,300	115,014
ASAHI INTECC Co. Ltd.	1,600	50,286
Asahi Kasei Corp.	10,000	87,236
Asics Corp.	1,400	19,574
Astellas Pharma, Inc.	13,400	199,748
Azbil Corp.	900	33,723
Bandai Namco Holdings, Inc.	1,600	117,232
Bank of Kyoto Ltd.	600	29,010
Benesse Holdings, Inc.	600	15,443
Bic Camera, Inc.	1,400	15,558
Bridgestone Corp.	4,400	139,080
Brother Industries Ltd.	1,800	28,633
Calbee, Inc.	800	26,350
Canon, Inc.	7,600	126,058
Capcom Co. Ltd.	600	33,485
Casio Computer Co. Ltd.	1,600	25,908
Central Japan Railway Co.	1,500	215,010
Chiba Bank Ltd.	5,300	29,244
Chubu Electric Power Co., Inc.	5,100	62,034
Chugai Pharmaceutical Co. Ltd.	4,600	206,427
Chugoku Electric Power Co., Inc.	2,300	28,756
Coca-Cola West Co. Ltd.	1,100	18,414
Comforia Residential REIT, Inc.	4	11,661
COMSYS Holdings Corp.	900	25,113
Concordia Financial Group Ltd.	8,500	29,565
Cosmos Pharmaceutical Corp.	200	34,854
Credit Saison Co. Ltd.	1,300	13,812
CyberAgent, Inc.	700	43,226
Dai Nippon Printing Co. Ltd.	2,100	42,566
Dai-ichi Mutual Life Insurance Co.	8,200	115,705
Daicel Chemical Industries Ltd.	2,000	14,415
Daifuku Co. Ltd.	900	90,844
Daiichi Sankyo Kabushiki Kaisha	13,200	405,210
Daiichikosho Co. Ltd.	300	9,635
Daikin Industries Ltd.	2,100	388,026
Dainippon Sumitomo Pharma Co. Ltd.	1,300	17,131
Daito Trust Construction Co. Ltd.	500	44,322
Daiwa House Industry Co. Ltd.	4,800	123,107
Daiwa House REIT Investment Corp.	14	35,724
Daiwa Office Investment Corp.	2	11,445
Daiwa Securities Group, Inc.	11,100	46,686
Denki Kagaku Kogyo KK	700	21,314
DENSO Corp.	3,700	162,177
Dentsu Group, Inc.	1,700	50,178
Dic Corp.	600	15,000
Disco Corp.	181	44,255
Dmg Mori Co. Ltd.	800	11,090
Dowa Holdings Co. Ltd.	400	11,741
East Japan Railway Co.	2,700	166,047
Ebara Corp.	700	18,981
Eisai Co. Ltd.	2,100	191,798
Electric Power Development Co. Ltd.	1,196	18,447
Ezaki Glico Co. Ltd.	400	17,887
Fancl Corp.	600	19,592
FANUC Corp.	1,400	268,682
Fast Retailing Co. Ltd.	500	314,211
Frontier Real Estate Investment Corp.	3	10,219
Fuji Electric Co. Ltd.	1,100	34,871
Fujifilm Holdings Corp.	2,900	142,946
Fujitsu Ltd.	1,300	177,603
Fukuoka Financial Group, Inc.	1,300	21,850
Glory Ltd.	400	8,969
GLP J-REIT	29	44,634
GMO Payment Gateway, Inc.	300	32,137
GOLDWIN, Inc.	300	23,847
Hakuhodo DY Holdings, Inc.	2,200	28,449
Hamamatsu Photonics K.K.	1,000	50,537
Hankyu Hanshin Holdings, Inc.	1,800	57,868
Harmonic Drive Systems, Inc.	300	19,346
Haseko Corp.	1,700	22,392
Hikari Tsushin, Inc.	100	23,859
Hino Motors Ltd.	2,200	14,275
Hirose Electric Co. Ltd.	200	25,841
Hisamitsu Pharmaceutical Co., Inc.	600	30,675
Hitachi Construction Machinery Co. Ltd.	800	28,990
Hitachi Ltd.	6,900	233,630
Hitachi Metals Ltd.	1,400	21,588
Honda Motor Co. Ltd.	12,300	292,092
Horiba Ltd.	300	15,690
Hoshizaki Corp.	400	31,919
House Foods Group, Inc.	600	21,327
Hoya Corp.	2,700	304,874
Hulic (REIT), Inc.	7	9,277
Hulic Co. Ltd.	3,400	31,903
Ibiden Co. Ltd.	1,000	34,077
Idemitsu Kosan Co. Ltd.	1,787	38,154
IHI Corp.	1,200	15,966
Iida Group Holdings Co. Ltd.	1,300	26,312
Industrial & Infrastructure Fund Investment Corp.	15	25,706
INPEX Corp.	7,800	41,856
Invesco Office J-REIT, Inc.	51	7,065
Invincible Investment Corp.	44	13,143
Isetan Mitsukoshi Holdings Ltd.	2,600	13,803
Isuzu Motors Ltd.	4,400	38,481
IT Holdings Corp.	1,600	33,984
ITO EN Ltd.	500	35,659
Itochu Corp.	10,100	258,619
ITOCHU Techno-Solutions Corp.	700	26,555
J. Front Retailing Co. Ltd.	2,000	14,480
Japan Airlines Co. Ltd.	2,400	44,764
Japan Airport Terminal Co. Ltd.	500	22,151
Japan Excellent, Inc.	11	12,837
Japan Exchange Group, Inc.	3,800	106,507
Japan Hotel REIT Investment Corp.	32	15,811
Japan Logistics Fund, Inc.	6	17,204
Japan Post Holdings Co. Ltd.	10,600	72,282
Japan Prime Realty Investment Corp.	7	21,718
Japan Real Estate Investment Corp.	10	51,125
Japan Retail Fund Investment Corp.	19	29,393
Japan Tobacco, Inc.	7,900	144,126
JFE Holdings, Inc.	4,100	28,707
JGC Corp.	1,900	19,707
JSR Corp.	1,500	35,652
JTEKT Corp.	1,900	14,903
JX Holdings, Inc.	23,000	82,061
K's Holdings Corp.	1,500	20,307
Kagome Co. Ltd.	600	20,974
Kajima Corp.	3,600	43,374
Kakaku.com, Inc.	1,000	26,364
Kaken Pharmaceutical Co. Ltd.	300	13,748
Kamigumi Co. Ltd.	700	13,794
Kaneka Corp.	500	14,007
Kansai Electric Power Co., Inc.	6,000	58,151
Kansai Paint Co. Ltd.	1,800	44,739
Kao Corp.	3,400	255,241
Kawasaki Heavy Industries Ltd.	1,100	14,860
KDDI Corp.	11,700	294,273
Keihan Electric Railway Co., Ltd.	800	33,217
Keihin Electric Express Railway Co. Ltd.	2,000	30,783
Keio Corp.	900	55,715
Keisei Electric Railway Co.	1,300	36,717
Kenedix Office Investment Corp.	3	17,996
Kewpie Corp.	900	18,511
Keyence Corp.	1,300	607,723
Kikkoman Corp.	1,400	77,663
Kinden Corp.	1,000	17,661
Kintetsu Group Holdings Co. Ltd.	1,400	59,747
Kirin Holdings Co. Ltd.	6,200	116,452
Kobayashi Pharmaceutical Co. Ltd.	400	38,650
Kobe Bussan Co. Ltd.	400	22,028
Koito Manufacturing Co. Ltd.	900	45,923
Komatsu Ltd.	6,900	151,545
Konami Holdings Corp.	700	30,281
Konica Minolta, Inc.	4,000	11,345
Kose Corp.	300	36,731
Kubota Corp.	8,300	148,713
Kuraray Co. Ltd.	2,500	24,256
Kurita Water Industries Ltd.	800	26,455
Kyocera Corp.	2,500	143,141
Kyowa Exeo Corp.	900	23,502
Kyowa Hakko Kirin Co., Ltd.	1,800	51,222
Kyushu Electric Power Co., Inc.	3,500	31,756
Kyushu Financial Group, Inc.	3,200	15,009
Kyushu Railway Co.	1,100	23,519
LaSalle Logiport REIT	11	18,420
Lasertec Corp.	600	49,319
Lawson, Inc.	400	19,073
LINE Corp. (a)	400	20,361
Lion Corp.	2,200	45,164
LIXIL Group Corp.	2,200	44,467
M3, Inc.	3,100	191,754
Mabuchi Motor Co. Ltd.	400	15,528
Maeda Road Construction Co. Ltd.	400	7,326
Makita Corp.	2,000	95,719
Mani, Inc.	600	16,396
Marubeni Corp.	11,700	66,426
Marui Group Co. Ltd.	1,499	28,765
Maruichi Steel Tube Ltd.	600	15,021
Matsumotokiyoshi Holdings Co. Ltd.	700	25,523
Mazda Motor Corp.	4,600	26,982
McDonald's Holdings Co. (Japan) Ltd.	500	24,319
MCUBS MidCity Investment Corp.	13	10,038
Mebuki Financial Group, Inc.	8,900	20,196
Medipal Holdings Corp.	1,500	30,078
Meiji Holdings Co. Ltd.	1,000	76,386
Mercari, Inc. (a)	700	32,349
Minebea Mitsumi, Inc.	3,000	57,145
Misumi Group, Inc.	2,000	56,074
Mitsubishi Chemical Holdings Corp.	10,400	60,033
Mitsubishi Corp.	10,100	241,747
Mitsubishi Electric Corp.	15,300	207,609
Mitsubishi Estate Co. Ltd.	10,000	151,476
Mitsubishi Gas Chemical Co., Inc.	1,400	26,045
Mitsubishi Heavy Industries Ltd.	2,400	53,138
Mitsubishi Logistics Corp.	600	17,117
Mitsubishi Materials Corp.	900	17,736
Mitsubishi Motors Corp. of Japan	4,600	10,157
Mitsubishi UFJ Financial Group, Inc.	92,500	369,156
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,100	19,050
Mitsui & Co. Ltd.	11,700	201,039
Mitsui Chemicals, Inc.	1,400	33,838
Mitsui Fudosan Co. Ltd.	7,000	121,812
Mitsui Fudosan Logistics Park, Inc.	3	14,336
Mitsui OSK Lines Ltd.	900	17,769
Miura Co. Ltd.	800	39,239
Mizuho Financial Group, Inc.	18,230	227,541
MonotaRO Co. Ltd.	900	44,704
Mori Hills REIT Investment Corp.	12	15,619
Morinaga & Co. Ltd.	300	11,838
Morinaga Milk Industry Co. Ltd.	300	15,819
MS&AD Insurance Group Holdings, Inc.	3,400	91,607
Murata Manufacturing Co. Ltd.	4,600	299,125
Nabtesco Corp.	900	32,676
Nagoya Railroad Co. Ltd.	1,500	41,121
Nankai Electric Railway Co. Ltd.	800	17,756
NEC Corp.	2,000	116,988
New Hampshire Foods Ltd.	790	35,312
Nexon Co. Ltd.	3,200	79,820
NGK Insulators Ltd.	2,000	28,557
NGK Spark Plug Co. Ltd.	1,300	22,698
NHK Spring Co. Ltd.	1,800	11,525
Nichirei Corp.	1,000	26,446
Nidec Corp.	3,900	365,734
Nifco, Inc.	600	16,390
Nihon Kohden Corp.	600	19,735
Nihon M&A Center, Inc.	1,100	62,930
Nihon Unisys Ltd.	600	18,930
Nikon Corp.	2,600	17,544
Nintendo Co. Ltd.	900	510,022
Nippon Accommodations Fund, Inc.	3	17,315
Nippon Building Fund, Inc.	10	56,600
Nippon Express Co. Ltd.	600	35,012
Nippon Kayaku Co. Ltd.	1,300	11,458
Nippon Paint Holdings Co. Ltd.	1,400	144,125
Nippon REIT Investment Corp.	3	10,200
Nippon Shinyaku Co. Ltd.	400	32,934
Nippon Shokubai Co. Ltd.	300	15,999
Nippon Steel & Sumitomo Metal Corp.	6,800	64,195
Nippon Suisan Kaisha Co. Ltd.	1,900	8,088
Nippon Telegraph & Telephone Corp.	17,000	347,084
Nippon Yusen KK	1,300	22,556
Nishi-Nippon Railroad Co. Ltd.	600	17,375
Nissan Chemical Corp.	1,000	53,310
Nissan Motor Co. Ltd.	17,100	60,476
Nisshin Seifun Group, Inc.	2,000	31,742
Nissin Food Holdings Co. Ltd.	600	56,369
Nitori Holdings Co. Ltd.	600	124,471
Nitto Denko Corp.	1,100	71,664
NKSJ Holdings, Inc.	2,700	93,213
NOF Corp.	600	23,646
Nomura Holdings, Inc.	21,800	99,625
Nomura Real Estate Holdings, Inc.	900	17,128
Nomura Real Estate Master Fund, Inc.	35	43,847
Nomura Research Institute Ltd.	2,800	82,445
NSK Ltd.	3,400	26,025
NTT Data Corp.	4,600	58,868
NTT DOCOMO, Inc.	7,600	279,271
Obayashi Corp.	5,200	47,472
OBIC Co. Ltd.	500	87,931
Odakyu Electric Railway Co. Ltd.	2,500	62,845
Oji Holdings Corp.	7,200	33,085
Olympus Corp.	9,200	191,321
OMRON Corp.	1,500	117,279
Ono Pharmaceutical Co. Ltd.	3,600	113,234
Oracle Corp. Japan	200	21,595
Oriental Land Co. Ltd.	1,600	224,392
ORIX Corp.	9,400	117,409
ORIX JREIT, Inc.	20	30,772
Osaka Gas Co. Ltd.	3,100	60,354
Otsuka Corp.	800	40,881
Otsuka Holdings Co. Ltd.	4,000	169,461
Pan Pacific International Holdings Ltd.	4,300	100,140
Panasonic Corp.	16,700	142,252
Park24 Co. Ltd.	800	12,989
Penta-Ocean Construction Co. Ltd.	2,000	13,113
PeptiDream, Inc. (a)	700	32,850
Persol Holdings Co., Ltd.	1,400	22,868
Pigeon Corp.	900	40,213
Pola Orbis Holdings, Inc.	600	11,313
Premier Investment Corp.	11	12,805
Rakuten, Inc.	5,800	62,541
Recruit Holdings Co. Ltd.	12,100	480,556
Relo Group, Inc.	900	21,619
Renesas Electronics Corp. (a)	7,100	52,111
Rengo Co. Ltd.	1,900	14,362
Resona Holdings, Inc.	15,700	53,487
Ricoh Co. Ltd.	5,100	34,426
Rinnai Corp.	300	29,262
ROHM Co. Ltd.	600	46,386
Rohto Pharmaceutical Co. Ltd.	800	26,305
Ryohin Keikaku Co. Ltd.	2,000	33,233
Sankyu, Inc.	400	15,796
Santen Pharmaceutical Co. Ltd.	2,900	59,293
Sanwa Holdings Corp.	1,600	16,965
Sapporo Holdings Ltd.	500	8,993
Sawai Pharmaceutical Co. Ltd.	300	15,137
SBI Holdings, Inc. Japan	1,700	44,050
Screen Holdings Co. Ltd.	300	16,015
SCSK Corp.	400	22,380
Secom Co. Ltd.	1,500	137,273
Sega Sammy Holdings, Inc.	1,300	15,844
Seibu Holdings, Inc.	1,800	19,383
Seiko Epson Corp.	2,400	27,601
Seino Holdings Co. Ltd.	1,300	18,861
Sekisui Chemical Co. Ltd.	3,200	51,185
Sekisui House (REIT), Inc.	29	21,405
Sekisui House Ltd.	4,700	83,287
Seven & i Holdings Co. Ltd.	5,700	177,100
Seven Bank Ltd.	5,500	13,330
SG Holdings Co. Ltd.	1,800	93,661
Sharp Corp.	1,600	19,903
Shikoku Electric Power Co., Inc.	1,500	11,438
Shimadzu Corp.	2,000	60,873
Shimamura Co. Ltd.	200	19,429
SHIMANO, Inc.	600	118,437
SHIMIZU Corp.	5,000	37,641
Shin-Etsu Chemical Co. Ltd.	2,800	366,392
Shinsei Bank Ltd.	1,200	14,817
Shionogi & Co. Ltd.	2,000	107,049
Ship Healthcare Holdings, Inc.	300	14,690
Shiseido Co. Ltd.	2,900	167,881
Shizuoka Bank Ltd.	3,989	27,549
SHO-BOND Holdings Co. Ltd.	400	19,960
Shochiku Co. Ltd.	100	14,632
Showa Denko K.K.	1,100	20,190
Skylark Co. Ltd.	1,300	18,574
SMC Corp.	480	267,762
SoftBank Corp.	11,300	126,270
SoftBank Group Corp.	11,800	730,120
Sohgo Security Services Co., Ltd.	600	28,582
Sojitz Corp.	9,200	20,879
Sony Corp.	9,000	689,778
Sotetsu Holdings, Inc.	600	16,174
Square Enix Holdings Co. Ltd.	600	39,709
Stanley Electric Co. Ltd.	1,100	31,701
Subaru Corp.	4,400	85,417
Sugi Holdings Co. Ltd.	300	21,211
Sumco Corp.	1,800	25,396
Sumitomo Chemical Co. Ltd.	11,700	38,727
Sumitomo Corp.	8,400	101,258
Sumitomo Electric Industries Ltd.	5,800	65,292
Sumitomo Forestry Co. Ltd.	1,300	20,747
Sumitomo Heavy Industries Ltd.	900	20,939
Sumitomo Metal Mining Co. Ltd.	2,000	62,029
Sumitomo Mitsui Financial Group, Inc.	9,900	276,812
Sumitomo Mitsui Trust Holdings, Inc.	2,700	71,830
Sumitomo Realty & Development Co. Ltd.	3,400	100,651
Sumitomo Rubber Industries Ltd.	1,400	13,005
Sundrug Co. Ltd.	500	18,847
Suntory Beverage & Food Ltd.	900	33,798
Suzuken Co. Ltd.	600	22,886
Suzuki Motor Corp.	3,500	149,933
Sysmex Corp.	1,200	114,818
T&D Holdings, Inc.	4,200	41,405
Taiheiyo Cement Corp.	1,000	25,534
Taisei Corp.	1,500	50,771
Taisho Pharmaceutical Holdings Co. Ltd.	400	26,343
Taiyo Nippon Sanso Corp.	1,600	24,602
Taiyo Yuden Co. Ltd.	900	28,348
Takara Holdings, Inc.	1,400	15,546
Takashimaya Co. Ltd.	1,400	11,098
Takeda Pharmaceutical Co. Ltd.	11,338	405,253
TDK Corp.	928	101,331
TechnoPro Holdings, Inc.	300	18,783
Teijin Ltd.	1,300	20,161
Terumo Corp.	5,170	205,842
The Chugoku Bank Ltd.	1,200	11,506
The Hachijuni Bank Ltd.	3,800	14,946
THK Co. Ltd.	900	22,649
Tobu Railway Co. Ltd.	1,500	46,353
Toho Co. Ltd.	1,000	41,229
Toho Gas Co. Ltd.	700	34,637
Tohoku Electric Power Co., Inc.	3,530	35,378
Tokai Carbon Co. Ltd.	1,600	17,107
Tokio Marine Holdings, Inc.	5,000	218,773
Tokuyama Corp.	500	12,052
Tokyo Century Corp.	400	21,802
Tokyo Electric Power Co., Inc. (a)	6,100	16,776
Tokyo Electron Ltd.	1,100	287,380
Tokyo Gas Co. Ltd.	2,800	63,897
Tokyo Tatemono Co. Ltd.	1,400	17,201
Tokyu Corp.	4,100	53,211
Tokyu Fudosan Holdings Corp.	4,400	19,007
Tokyu REIT, Inc.	7	9,792
Toppan Printing Co. Ltd.	2,500	35,337
Toray Industries, Inc.	11,600	53,070
Toshiba Corp.	3,000	76,529
Tosoh Corp.	2,300	37,343
Toto Ltd.	1,100	50,687
Toyo Seikan Group Holdings Ltd.	1,300	12,860
Toyo Suisan Kaisha Ltd.	700	36,964
Toyo Tire Corp.	800	12,959
Toyota Industries Corp.	1,400	88,651
Toyota Motor Corp.	18,300	1,214,571
Toyota Tsusho Corp.	1,700	47,815
Trend Micro, Inc.	1,000	60,939
Tsumura & Co.	500	15,582
Tsuruha Holdings, Inc.	300	42,530
Ube Industries Ltd.	700	11,821
Unicharm Corp.	3,200	143,115
United Urban Investment Corp.	22	24,481
Ushio, Inc.	900	11,459
USS Co. Ltd.	1,500	26,840
Welcia Holdings Co. Ltd.	700	30,768
West Japan Railway Co.	1,400	69,172
Workman Co. Ltd.	200	17,605
Yakult Honsha Co. Ltd.	1,100	61,078
Yamada Denki Co. Ltd.	5,600	27,927
Yamaha Corp.	1,200	57,553
Yamaha Motor Co. Ltd.	2,300	33,421
Yamato Holdings Co. Ltd.	2,600	68,490
Yamazaki Baking Co. Ltd.	1,400	24,403
Yaskawa Electric Corp.	1,900	74,334
Yokogawa Electric Corp.	1,700	26,999
Yokohama Rubber Co. Ltd.	1,000	14,235
Z Holdings Corp.	18,900	126,241
Zenkoku Hosho Co. Ltd.	400	15,808
Zensho Holdings Co. Ltd.	600	14,160
Zeon Corp.	1,400	14,683
Zozo, Inc.	700	19,533

TOTAL JAPAN		29,916,821

Korea (South) - 3.4%
Alteogen, Inc.	156	24,120
AMOREPACIFIC Corp.	212	29,815
AMOREPACIFIC Group, Inc.	194	8,135
BGF Retail Co. Ltd.	55	5,825
BS Financial Group, Inc.	2,328	10,102
Celltrion Healthcare Co. Ltd.	617	46,402
Celltrion, Inc. (a)	699	154,350
Cheil Industries, Inc.	631	56,816
Cheil Worldwide, Inc.	507	9,108
CJ CheilJedang Corp.	60	20,324
CJ Corp.	111	7,729
CJ O Shopping Co. Ltd.	63	7,688
Com2uS Corp.	59	5,798
Coway Co. Ltd.	400	27,201
Daelim Industrial Co.	181	12,014
Daewoo Engineering & Construction Co. Ltd. (a)	1,245	2,973
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	264	5,388
Db Insurance Co. Ltd.	394	15,272
DGB Financial Group Co. Ltd.	958	4,510
Dongbu HiTek Co. Ltd.	286	9,197
Doosan Bobcat, Inc.	350	8,074
DuzonBizon Co. Ltd.	150	13,442
E-Mart Co. Ltd.	141	17,109
EO Technics Co. Ltd.	47	3,994
F&F Co. Ltd.	47	3,591
Fila Holdings Corp.	404	12,697
GemVax & Kael Co. Ltd. (a)	191	3,784
Genexine Co. Ltd. (a)	132	16,164
GS Engineering & Construction Corp.	577	11,949
GS Holdings Corp.	284	7,550
GS Retail Co. Ltd.	179	5,142
Hana Financial Group, Inc.	2,177	52,459
Hanjin Kal Corp.	124	7,295
Hankook Tire Co. Ltd.	585	15,802
Hanmi Pharm Co. Ltd.	45	10,554
Hanmi Science Co. Ltd.	219	11,043
Hanon Systems	1,035	10,961
Hansol Chemical Co. Ltd.	74	9,487
Hanssem Co. Ltd.	94	8,625
Hanwha Aerospace Co. Ltd. (a)	197	4,291
Hanwha Corp.	376	8,109
Hanwha Solutions Corp.	712	23,476
HDC Hyundai Development Co.	364	6,633
Hite Jinro Co. Ltd.	190	5,906
HLB Life Science Co. Ltd. (a)	226	6,027
HLB, Inc.	324	28,812
Hotel Shilla Co.	203	13,247
HUGEL, Inc.	48	7,520
Hyundai Department Store Co. Ltd.	86	4,152
Hyundai Elevator Co. Ltd.	238	8,317
Hyundai Engineering & Construction Co. Ltd.	561	14,649
Hyundai Fire & Marine Insurance Co. Ltd.	489	9,372
Hyundai Glovis Co. Ltd.	145	17,905
Hyundai Heavy Industries Co. Ltd. (a)	316	22,410
Hyundai Merchant Marine Co. Ltd. (a)	1,895	11,716
Hyundai Mipo Dockyard Co. Ltd.	155	3,948
Hyundai Mobis	473	93,291
Hyundai Motor Co.	988	151,234
Hyundai Robotics Co. Ltd.	57	10,656
Hyundai Steel Co.	629	13,269
Iljin Materials Co. Ltd.	116	4,491
Industrial Bank of Korea	2,506	17,213
INNOCEAN Worldwide, Inc.	61	2,788
ITM Semiconductor Co. Ltd. (a)	54	2,686
Kakao Corp.	425	132,843
Kangwon Land, Inc.	985	18,161
KB Financial Group, Inc.	2,756	89,000
KCC Corp.	26	3,255
Kia Motors Corp.	1,927	77,501
KMW Co. Ltd. (a)	168	11,324
Koh Young Technology, Inc.	65	4,989
Korea Aerospace Industries Ltd.	616	12,044
Korea Electric Power Corp. (a)	2,171	37,937
Korea Express Co. Ltd. (a)	66	10,046
Korea Gas Corp.	265	5,602
Korea Investment Holdings Co. Ltd.	278	17,284
Korea Zinc Co. Ltd.	91	29,381
Korean Air Lines Co. Ltd. (a)	917	14,823
Korean Reinsurance Co.	1,010	6,453
KT&G Corp.	921	65,079
Kumho Petro Chemical Co. Ltd.	108	10,188
LG Chemical Ltd.	317	177,783
LG Corp.	929	59,032
LG Display Co. Ltd. (a)	1,720	22,597
LG Electronics, Inc.	779	61,258
LG Household & Health Care Ltd.	67	83,195
LG Innotek Co. Ltd.	84	11,165
LG Telecom Ltd.	1,879	18,530
Lotte Chemical Corp.	119	20,052
Lotte Confectionery Co. Ltd.	266	6,524
Lotte Shopping Co. Ltd.	85	5,722
LS Cable Ltd.	235	10,580
Mando Corp.	190	5,809
MedPacto, Inc.	124	12,122
Medy-Tox, Inc.	38	6,876
Medy-Tox, Inc. rights (a)	4	100
Meritz Securities Co. Ltd.	1,846	5,137
Mezzion Pharma Co. Ltd. (a)	58	8,391
Mirae Asset Daewoo Co. Ltd.	2,766	20,114
NAVER Corp.	1,040	264,430
NCSOFT Corp.	115	79,485
Netmarble Corp. (a)(b)	186	26,477
Nong Shim Co. Ltd.	30	8,078
Oci Co. Ltd. (a)	156	7,625
Orion Corp./Republic of Korea	166	18,648
Ottogi Corp.	18	8,767
Paradise Co. Ltd.	228	2,688
Pearl Abyss Corp. (a)	46	7,976
POSCO	588	98,829
POSCO Chemtech Co. Ltd.	177	12,720
S-Oil Corp.	309	13,673
S1 Corp.	149	11,180
Samsung Biologics Co. Ltd. (a)(b)	119	70,412
Samsung Electro-Mechanics Co. Ltd.	386	46,010
Samsung Electronics Co. Ltd.	37,118	1,852,510
Samsung Engineering Co. Ltd. (a)	1,248	11,291
Samsung Fire & Marine Insurance Co. Ltd.	233	36,365
Samsung Heavy Industries Co. Ltd. (a)	3,389	15,490
Samsung Life Insurance Co. Ltd.	637	33,321
Samsung SDI Co. Ltd.	393	146,095
Samsung SDS Co. Ltd.	274	39,827
Samsung Securities Co. Ltd.	436	11,441
Shinhan Financial Group Co. Ltd.	3,296	77,550
Shinsegae Co. Ltd.	41	7,471
SillaJen, Inc. (a)(c)	371	3,850
SK C&C Co. Ltd.	254	43,236
SK Energy Co. Ltd.	378	45,057
SK Hynix, Inc.	3,866	278,480
SK Telecom Co. Ltd.	375	76,451
SKC Co. Ltd.	172	12,242
Soulbrain Co. Ltd. (a)	27	5,017
Soulbrain Holdings Co. Ltd.	34	1,331
STX Pan Ocean Co. Ltd. (Korea) (a)	1,176	3,449
ViroMed Co. Ltd.	151	4,590
WONIK IPS Co. Ltd. (a)	169	4,833
Woori Financial Group, Inc.	4,118	30,299
Woori Investment & Securities Co. Ltd.	1,171	9,178
Yuhan Corp.	305	16,791

TOTAL KOREA (SOUTH)		5,708,667

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	8,539	18,310
Boubyan Bank KSC	7,590	14,739
Gulf Bank	11,083	7,958
Kuwait Finance House KSCP	32,221	69,511
Mobile Telecommunication Co.	15,653	29,324
National Bank of Kuwait	49,304	139,995

TOTAL KUWAIT		279,837

Luxembourg - 0.3%
Aperam	424	11,951
ArcelorMittal SA (Netherlands) (a)	5,023	67,043
Aroundtown SA	8,566	43,085
B&M European Value Retail SA	6,190	39,513
Globant SA (a)	264	47,314
Millicom International Cellular SA (depository receipt)	723	22,007
RTL Group SA	239	9,421
SES SA (France) (depositary receipt)	2,761	19,604
Spotify Technology SA (a)	827	200,605
Subsea 7 SA (a)	1,370	9,850
Tenaris SA	3,366	16,770

TOTAL LUXEMBOURG		487,163

Malaysia - 0.5%
AMMB Holdings Bhd	13,900	10,062
Axiata Group Bhd	34,999	24,927
Bumiputra-Commerce Holdings Bhd	49,816	36,995
Dialog Group Bhd	30,900	28,354
DiGi.com Bhd	25,100	24,399
Fraser & Neave Holdings BHD	900	6,963
Gamuda Bhd	19,300	16,240
Genting Bhd	13,600	10,437
Genting Malaysia Bhd	20,200	10,127
Hartalega Holdings Bhd	12,400	48,567
Hong Leong Bank Bhd	5,400	19,594
IHH Healthcare Bhd	23,100	28,983
IJM Corp. Bhd	16,900	5,864
Inari Amertron Bhd	13,600	7,519
IOI Corp. Bhd	22,500	24,179
KLCC Property Holdings Bhd	2,300	4,273
Kuala Lumpur Kepong Bhd	4,044	22,161
Malayan Banking Bhd	46,205	80,379
Malaysia Airports Holdings Bhd	8,400	9,647
Maxis Bhd	17,300	21,181
MISC Bhd	12,600	22,798
Nestle (Malaysia) BHD	500	17,023
Petronas Chemicals Group Bhd	17,200	23,305
Petronas Dagangan Bhd	2,900	13,789
Petronas Gas Bhd	5,400	21,413
PPB Group Bhd	4,900	22,435
Press Metal Bhd	13,700	16,990
Public Bank Bhd	21,900	82,829
QL Resources Bhd	5,000	11,811
RHB Capital Bhd	13,500	14,865
Sime Darby Bhd	19,100	11,471
Sime Darby Plantation Bhd	18,300	22,287
Telekom Malaysia Bhd	14,800	14,743
Tenaga Nasional Bhd	23,300	58,959
Top Glove Corp. Bhd	32,400	64,962
Westports Holdings Bhd	6,300	5,893
Yinson Holdings Bhd	3,400	4,587

TOTAL MALAYSIA		871,011

Mexico - 0.4%
Alfa SA de CV Series A	16,500	10,231
Alsea S.A.B. de CV (a)	2,800	2,669
America Movil S.A.B. de CV Series L	167,400	105,082
CEMEX S.A.B. de CV unit	108,400	41,082
Coca-Cola FEMSA S.A.B. de CV unit	3,100	12,645
Concentradora Fibra Danhos SA de CV	4,900	4,490
Embotelladoras Arca S.A.B. de CV	3,300	14,293
Fibra Uno Administracion SA de CV	22,700	17,956
Fomento Economico Mexicano S.A.B. de CV unit	13,100	73,820
Gruma S.A.B. de CV Series B	1,375	15,238
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,800	22,476
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	1,635	18,988
Grupo Aeroportuario Norte S.A.B. de CV (a)	2,800	12,859
Grupo Bimbo S.A.B. de CV Series A	11,000	20,581
Grupo Carso SA de CV Series A1	2,700	5,547
Grupo Elektra SA de CV	410	22,230
Grupo Financiero Banorte S.A.B. de CV Series O (a)	17,800	61,680
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	18,100	14,104
Grupo Mexico SA de CV Series B	22,900	58,256
Grupo Televisa SA de CV (a)	16,600	20,510
Industrias Penoles SA de CV	995	16,078
Infraestructura Energetica Nova S.A.B. de CV	4,300	12,957
Kimberly-Clark de Mexico SA de CV Series A	11,300	17,938
Mexichem S.A.B. de CV	8,700	15,243
Promotora y Operadora de Infraestructura S.A.B. de CV	1,870	13,224
Wal-Mart de Mexico SA de CV Series V	35,300	84,692

TOTAL MEXICO		714,869

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	26,000	34,510
Netherlands - 3.4%
ABN AMRO Group NV GDR (b)	3,022	25,341
Adyen BV (a)(b)	216	398,409
AerCap Holdings NV (a)	948	23,880
Airbus Group NV	4,386	318,097
Akzo Nobel NV	1,382	140,029
Argenx SE (a)	337	89,024
ASM International NV (Netherlands)	276	39,592
ASML Holding NV (Netherlands)	3,051	1,126,957
CNH Industrial NV	7,085	55,224
Euronext NV (b)	473	59,283
EXOR NV	791	43,106
Ferrari NV	922	169,338
Fiat Chrysler Automobiles NV (Italy)	7,904	97,007
Heineken Holding NV	719	56,017
Heineken NV (Bearer)	1,688	150,174
ING Groep NV (Certificaten Van Aandelen)	27,992	199,775
JDE Peet's BV	528	21,500
Koninklijke Ahold Delhaize NV	7,891	233,608
Koninklijke DSM NV	1,303	214,795
Koninklijke KPN NV	25,731	60,373
Koninklijke Philips Electronics NV	6,557	309,616
NN Group NV	2,301	86,465
NXP Semiconductors NV	2,003	249,994
Prosus NV	3,034	280,046
QIAGEN NV (Germany) (a)	1,641	85,233
Randstad NV	861	44,952
STMicroelectronics NV (Italy)	4,668	143,287
Takeaway.com Holding BV (a)(b)	567	63,659
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,021	37,708
Unilever NV	10,469	635,755
Wolters Kluwer NV	1,962	167,557
X5 Retail Group NV GDR (Reg. S)	757	28,009
Yandex NV Series A (a)	2,227	145,312

TOTAL NETHERLANDS		5,799,122

New Zealand - 0.3%
Auckland International Airport Ltd.	8,726	42,355
Chorus Ltd.	3,267	18,719
Contact Energy Ltd.	5,316	23,524
Fisher & Paykel Healthcare Corp.	4,120	90,931
Fletcher Building Ltd.	5,246	13,423
Goodman Property Trust	7,471	11,651
Infratil Ltd.	4,927	16,327
Kiwi Property Group Ltd.	8,631	6,080
Mercury Nz Ltd.	4,760	16,107
Meridian Energy Ltd.	8,574	28,199
Ryman Healthcare Group Ltd.	3,059	28,739
Spark New Zealand Ltd.	12,701	39,631
The a2 Milk Co. Ltd. (a)	5,382	54,775
Xero Ltd. (a)	836	60,982

TOTAL NEW ZEALAND		451,443

Norway - 0.5%
Adevinta ASA Class B (a)	1,670	28,700
Aker ASA (A Shares)	156	6,737
Aker Bp ASA	834	13,045
DNB ASA	6,529	90,953
Entra ASA (b)	1,093	15,409
Equinor ASA	7,735	110,127
Gjensidige Forsikring ASA	1,269	25,768
Kongsberg Gruppen ASA	740	11,107
Leroy Seafood Group ASA	1,723	9,901
Mowi ASA	3,157	56,134
Nordic VLSI ASA (a)	1,140	11,733
Norsk Hydro ASA	9,414	25,979
Norwegian Finans Holding ASA	1,296	9,420
Orkla ASA	5,897	59,669
Salmar ASA (a)	397	22,515
Scatec Solar AS (b)	758	17,553
Schibsted ASA:
(A Shares)	663	29,392
(B Shares)	624	24,953
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	1,151	9,551
Sparebanken Midt-Norge	806	7,284
Storebrand ASA (A Shares)	3,493	18,327
Telenor ASA	4,706	78,934
TGS Nopec Geophysical Co. ASA	1,044	12,648
Tomra Systems ASA	841	36,255
Veidekke ASA	856	11,049
Yara International ASA	1,252	48,255

TOTAL NORWAY		791,398

Pakistan - 0.0%
Engro Corp. Ltd.	2,450	4,450
Lucky Cement Ltd.	1,200	4,685
Pakistan Petroleum Ltd.	2,800	1,555
Pakistan State Oil Co. Ltd.	1,300	1,570

TOTAL PAKISTAN		12,260

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	12,525	23,957
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	1,634	19,967
Philippines - 0.2%
Ayala Corp.	2,320	33,180
Ayala Land, Inc.	54,800	33,734
Bank of the Philippine Islands (BPI)	14,410	19,084
BDO Unibank, Inc.	15,200	27,128
GT Capital Holdings, Inc.	519	4,155
International Container Terminal Services, Inc.	7,570	17,274
JG Summit Holdings, Inc.	23,730	29,572
Jollibee Food Corp.	5,200	15,592
Metropolitan Bank & Trust Co.	21,336	16,895
Philippine Long Distance Telephone Co.	720	19,791
SM Investments Corp.	4,820	87,922
SM Prime Holdings, Inc.	82,900	50,531
Universal Robina Corp.	6,930	19,224

TOTAL PHILIPPINES		374,082

Poland - 0.2%
Bank Millennium SA (a)	3,930	2,810
Bank Polska Kasa Opieki SA (a)	1,277	16,624
Bank Zachodni WBK SA (a)	204	7,526
BRE Bank SA	67	2,884
CD Projekt RED SA (a)	481	52,065
Cyfrowy Polsat SA	2,000	13,980
Dino Polska SA (a)(b)	371	21,864
Grupa Lotos SA	506	4,515
KGHM Polska Miedz SA (Bearer) (a)	908	27,719
LPP SA (a)	9	15,297
Orange Polska SA (a)	4,030	7,131
Polish Oil & Gas Co. SA	12,269	16,023
Polska Grupa Energetyczna SA (a)	6,476	10,756
Polski Koncern Naftowy Orlen SA	2,115	25,087
Powszechna Kasa Oszczednosci Bank SA (a)	6,203	34,037
Powszechny Zaklad Ubezpieczen SA	4,091	26,237

TOTAL POLAND		284,555

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	46,275	4,357
Energias de Portugal SA	20,052	98,624
Galp Energia SGPS SA Class B	3,220	29,867
Jeronimo Martins SGPS SA	1,805	29,004
NOS SGPS	1,629	5,787
REN - Redes Energeticas Nacionais SGPS SA	2,869	7,972

TOTAL PORTUGAL		175,611

Qatar - 0.2%
Industries Qatar QSC (a)	13,647	36,912
Masraf al Rayan (a)	33,205	37,930
Mesaieed Petrochemical Holding Co. (a)	32,731	18,685
Qatar Fuel Co. (a)	4,839	23,519
Qatar International Islamic Bank QSC (a)	7,649	17,622
Qatar Islamic Bank (a)	10,840	49,114
Qatar National Bank SAQ (a)	31,789	158,869
The Commercial Bank of Qatar (a)	24,828	27,748

TOTAL QATAR		370,399

Russia - 0.6%
Alrosa Co. Ltd.	19,010	18,047
Gazprom OAO	85,970	188,209
Inter Rao Ues JSC	256,000	18,482
Lukoil PJSC	2,592	148,919
Magnit OJSC	544	34,794
MMC Norilsk Nickel PJSC	433	104,593
NOVATEK OAO	7,021	96,083
Polyus PJSC	218	45,589
Sberbank of Russia	74,810	218,842
Severstal PAO	1,474	18,802
Surgutneftegas OJSC	58,300	25,982
Tatneft PAO	11,013	65,478
VTB Bank OJSC	37,760,000	16,748

TOTAL RUSSIA		1,000,568

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	462	15,963
Advanced Polypropylene Co.	1,370	21,586
Al Rajhi Bank	16,152	282,915
Alinma Bank	13,009	56,671
Almarai Co. Ltd.	1,801	25,400
Arabian Centres Co. Ltd.	677	4,801
Bank Al-Jazira	5,482	20,490
Bank Albilad	2,673	17,203
Banque Saudi Fransi	4,693	40,413
Dar Al Arkan Real Estate Development Co. (a)	8,117	20,277
Emaar The Economic City (a)	2,466	6,614
Etihad Etisalat Co. (a)	3,603	27,424
Jarir Marketing Co.	533	26,629
Mouwasat Medical Services Co.	274	9,131
National Commercial Bank	9,739	96,458
National Industrialization Co. (a)	3,949	13,960
Riyad Bank	9,686	48,134
SABIC	6,462	152,294
Sahara International Petrochemical Co.	5,036	22,180
Samba Financial Group	8,466	60,715
Saudi Airlines Catering Co.	212	4,669
Saudi Arabian Fertilizers Co.	1,457	31,813
Saudi Arabian Mining Co. (a)	2,948	32,813
Saudi Cement Co.	1,085	16,806
Saudi Electricity Co.	5,808	26,664
Saudi Industrial Investment Group	3,122	19,343
Saudi Kayan Petrochemical Co. (a)	7,388	23,006
Saudi Telecom Co.	4,300	115,098
Southern Province Cement Co.	423	7,759
The Co. for Cooperative Insurance (a)	631	14,619
The Savola Group	2,137	27,347
Yanbu National Petrochemical Co.	1,953	30,564

TOTAL SAUDI ARABIA		1,319,759

Singapore - 0.7%
Ascendas Real Estate Investment Trust	20,284	48,538
BOC Aviation Ltd. Class A (b)	1,600	10,963
CapitaCommercial Trust (REIT)	17,800	21,583
CapitaLand Ltd.	17,320	34,629
CapitaMall Trust	19,500	27,753
City Developments Ltd.	3,100	17,451
ComfortDelgro Corp. Ltd.	13,100	13,614
DBS Group Holdings Ltd.	12,800	188,177
Flextronics International Ltd. (a)	3,531	39,335
Genting Singapore Ltd.	39,700	19,597
Jardine Cycle & Carriage Ltd.	700	9,292
Keppel Corp. Ltd.	10,000	32,757
Keppel DC (REIT)	8,800	18,809
Mapletree Commercial Trust	14,946	21,471
Mapletree Greater China Commercial Trust	13,342	9,239
Mapletree Industrial (REIT)	11,703	27,728
Mapletree Logistics Trust (REIT)	18,732	28,215
Oversea-Chinese Banking Corp. Ltd.	28,567	177,651
Singapore Airlines Ltd.	9,450	24,183
Singapore Airport Terminal Service Ltd.	4,900	10,233
Singapore Exchange Ltd.	5,800	39,119
Singapore Press Holdings Ltd.	12,400	9,502
Singapore Technologies Engineering Ltd.	11,100	28,286
Singapore Telecommunications Ltd.	49,000	76,689
Suntec (REIT)	13,700	14,689
United Overseas Bank Ltd.	11,100	156,368
UOL Group Ltd.	3,600	17,689
Venture Corp. Ltd.	1,800	25,558
Wilmar International Ltd.	21,000	68,184

TOTAL SINGAPORE		1,217,302

South Africa - 0.9%
Absa Group Ltd.	5,230	27,889
Anglo American Platinum Ltd.	436	30,274
AngloGold Ashanti Ltd.	2,973	77,773
Aspen Pharmacare Holdings Ltd. (a)	2,861	20,374
Bidcorp Ltd.	2,375	36,620
Bidvest Group Ltd.	2,638	21,751
Capitec Bank Holdings Ltd.	669	41,433
Clicks Group Ltd.	1,823	24,197
Discovery Ltd.	3,220	24,591
Exxaro Resources Ltd.	1,863	13,845
FirstRand Ltd.	38,093	93,766
Foschini Ltd.	2,711	13,272
Gold Fields Ltd.	6,302	77,096
Growthpoint Properties Ltd.	21,699	15,869
Impala Platinum Holdings Ltd.	5,682	49,347
Investec Ltd.	512	964
Life Healthcare Group Holdings Ltd.	10,493	10,687
Mr Price Group Ltd.	1,571	12,381
MTN Group Ltd.	12,400	41,560
MultiChoice Group Ltd.	3,080	17,813
Naspers Ltd. Class N	3,132	553,186
Nedbank Group Ltd.	2,729	16,418
Northam Platinum Ltd. (a)	2,475	25,155
Old Mutual Ltd.	34,481	21,116
PSG Group Ltd.	1,078	2,959
Redefine Properties Ltd.	33,208	4,778
Remgro Ltd.	3,358	18,849
RMB Holdings Ltd.	6,886	477
Sanlam Ltd.	13,106	40,679
Sasol Ltd. (a)	4,097	31,692
Shoprite Holdings Ltd.	3,845	31,368
Sibanye Stillwater Ltd.	15,792	43,829
Spar Group Ltd.	1,401	15,863
Standard Bank Group Ltd.	9,158	59,070
Tiger Brands Ltd.	1,408	16,036
Vodacom Group Ltd.	5,222	38,431
Woolworths Holdings Ltd.	7,886	16,596

TOTAL SOUTH AFRICA		1,588,004

Spain - 1.4%
Abertis Infraestructuras SA (a)	363	7,814
ACS Actividades de Construccion y Servicios SA	1,976	44,667
Aena Sme SA (a)(b)	532	74,413
Amadeus IT Holding SA Class A	3,226	180,001
Banco Bilbao Vizcaya Argentaria SA	47,665	132,315
Banco de Sabadell SA	42,961	14,970
Banco Santander SA (Spain)	119,439	222,784
Bankinter SA	4,470	19,271
CaixaBank SA	26,182	55,581
Cellnex Telecom SA (b)	2,789	170,038
Enagas SA	1,800	41,565
Endesa SA	2,322	62,153
Ferrovial SA	3,600	87,582
Gas Natural SDG SA	2,441	48,997
Grifols SA	1,779	51,290
Grifols SA ADR	2,389	41,449
Iberdrola SA	41,466	510,963
Inditex SA	8,012	221,647
International Consolidated Airlines Group SA CDI	26,699	32,735
Merlin Properties Socimi SA	2,631	21,979
Red Electrica Corporacion SA	3,195	59,992
Repsol SA	10,787	72,873
Telefonica SA	36,449	124,859

TOTAL SPAIN		2,299,938

Sweden - 2.2%
AarhusKarlshamn AB	1,223	22,826
AF Poyry AB (B Shares)	725	20,546
Alfa Laval AB	2,144	47,592
ASSA ABLOY AB (B Shares)	7,131	166,724
Atlas Copco AB:
(A Shares)	4,472	214,116
(B Shares)	2,958	123,924
Beijer Ref AB (B Shares)	498	16,471
Billerud AB	1,282	21,522
Boliden AB	1,962	58,427
Castellum AB	1,820	41,457
Dometic Group AB (a)(b)	2,172	26,993
Electrolux AB (B Shares)	1,849	43,232
Electrolux Professional AB (a)	1,493	6,001
Elekta AB (B Shares)	2,714	34,259
Epiroc AB:
Class A	4,026	58,507
Class B	3,202	44,584
Ericsson (B Shares)	18,998	207,900
Essity AB Class B	4,378	148,022
Evolution Gaming Group AB (b)	942	62,563
Fabege AB	1,969	27,328
Fastighets AB Balder (a)	706	35,884
Getinge AB (B Shares)	1,572	34,316
H&M Hennes & Mauritz AB (B Shares)	5,336	92,202
Hexagon AB (B Shares) (a)	1,987	150,381
HEXPOL AB (B Shares)	1,874	16,792
Holmen AB (B Shares)	630	23,425
Hufvudstaden AB (A Shares)	943	13,151
Husqvarna AB (B Shares)	2,961	32,639
ICA Gruppen AB	664	33,757
Industrivarden AB:
(A Shares)	1,162	31,503
(C Shares)	1,186	31,637
Indutrade AB (a)	621	33,339
Investor AB (B Shares)	3,259	213,607
Kinnevik AB (B Shares)	1,724	70,195
Latour Investment AB Class B	913	21,490
Lifco AB	320	24,851
Loomis AB (B Shares) (a)	535	14,636
Lundbergfoeretagen AB	461	22,865
Lundin Petroleum AB	1,347	26,847
Nibe Industrier AB (B Shares)	2,571	66,343
Nordic Entertainment Group AB Class B	485	20,557
Saab AB (B Shares)	602	17,779
Samhallsbyggnadsbolaget I Norden AB (B Shares)	6,232	18,913
Sandvik AB	7,802	152,571
Securitas AB (B Shares)	2,249	34,466
Skandinaviska Enskilda Banken AB (A Shares) (a)	11,410	101,464
Skanska AB (B Shares)	2,864	60,696
SKF AB (B Shares)	2,652	54,989
SSAB Svenskt Stal AB (B Shares)	4,951	15,816
Svenska Cellulosa AB (SCA) (B Shares)	4,283	58,847
Svenska Handelsbanken AB (A Shares) (a)	11,063	92,562
Sweco AB (B Shares)	366	20,344
Swedbank AB (A Shares) (a)	6,615	103,954
Swedish Match Co. AB	1,166	95,406
Swedish Orphan Biovitrum AB (a)	1,400	33,875
Tele2 AB (B Shares)	3,603	51,013
Telia Co. AB	17,409	71,632
Thule Group AB (b)	689	22,834
Trelleborg AB (B Shares)	1,714	30,478
Volvo AB (B Shares)	11,299	218,326
Wallenstam AB (B Shares)	1,518	23,187
Wihlborgs Fastigheter AB	993	19,681

TOTAL SWEDEN		3,702,244

Switzerland - 6.0%
ABB Ltd. (Reg.)	13,652	347,086
Adecco SA (Reg.)	1,183	62,525
Alcon, Inc. (Switzerland) (a)	3,510	199,308
Baloise Holdings AG	358	52,667
Compagnie Financiere Richemont SA Series A	3,738	250,980
Credit Suisse Group AG	16,649	166,202
Galenica AG	315	42,887
Geberit AG (Reg.)	263	155,850
Givaudan SA	57	245,687
Julius Baer Group Ltd.	1,611	68,423
Kuehne & Nagel International AG	365	71,054
LafargeHolcim Ltd. (Reg.)	3,672	167,404
Lindt & Spruengli AG	1	89,029
Lindt & Spruengli AG (participation certificate)	7	59,090
Lonza Group AG	532	328,316
Nestle SA (Reg. S)	20,664	2,459,265
Novartis AG	17,720	1,538,527
Partners Group Holding AG	134	123,314
Roche Holding AG:
(Bearer)	224	76,900
(participation certificate)	5,013	1,717,156
Schindler Holding AG (participation certificate)	289	78,914
SGS SA (Reg.)	36	96,503
Siemens Energy AG rights (a)	2,896	74,190
Sika AG	1,013	248,892
Sonova Holding AG Class B	390	98,913
Straumann Holding AG	82	82,797
Swiss Life Holding AG	231	87,404
Swiss Prime Site AG	551	50,012
Swiss Re Ltd.	2,025	150,119
Swisscom AG	184	97,609
Temenos Group AG	457	61,550
UBS Group AG	27,450	306,970
Zurich Insurance Group Ltd.	1,079	376,264

TOTAL SWITZERLAND		10,031,807

Taiwan - 3.4%
Accton Technology Corp.	4,000	30,766
Acer, Inc.	23,000	19,718
Advantech Co. Ltd.	3,299	33,186
ASE Technology Holding Co. Ltd.	25,000	51,533
Asia Cement Corp.	18,000	25,823
ASUSTeK Computer, Inc.	5,000	43,816
AU Optronics Corp. (a)	63,000	24,566
Catcher Technology Co. Ltd.	5,000	31,371
Cathay Financial Holding Co. Ltd.	60,341	80,516
Chang Hwa Commercial Bank	41,841	25,095
Cheng Shin Rubber Industry Co. Ltd.	16,000	20,409
Chicony Electronics Co. Ltd.	4,010	11,658
Chilisin Electronics Corp.	1,000	3,419
China Development Finance Holding Corp.	96,000	28,241
China Life Insurance Co. Ltd.	23,003	15,784
China Steel Corp.	88,000	62,210
Chinatrust Financial Holding Co. Ltd.	136,000	86,504
Chipbond Technology Corp.	7,000	15,342
Chroma ATE, Inc.	3,000	15,867
Chunghwa Telecom Co. Ltd.	31,000	114,702
Compal Electronics, Inc.	29,000	19,097
Compeq Manufacturing Co. Ltd.	9,000	12,678
Delta Electronics, Inc.	14,000	91,468
E.SUN Financial Holdings Co. Ltd.	90,342	79,949
ECLAT Textile Co. Ltd.	2,000	24,820
Elite Material Co. Ltd.	2,000	10,094
EPISTAR Corp. (a)	6,000	7,332
EVA Airways Corp.	15,562	5,729
Evergreen Marine Corp. (Taiwan) (a)	29,675	16,259
Far Eastern Department Stores Co. Ltd.	6,000	5,061
Far Eastern Textile Ltd.	28,000	24,488
Far EasTone Telecommunications Co. Ltd.	13,000	27,413
Feng Tay Enterprise Co. Ltd.	3,840	23,031
First Financial Holding Co. Ltd.	73,549	52,248
FLEXium Interconnect, Inc.	2,000	8,400
Formosa Chemicals & Fibre Corp.	29,000	67,869
Formosa Petrochemical Corp.	12,000	33,186
Formosa Plastics Corp.	32,000	86,947
Formosa Taffeta Co. Ltd.	5,000	5,401
Foxconn Technology Co. Ltd.	5,000	8,901
Fubon Financial Holding Co. Ltd.	51,000	73,870
Genius Electronic Optical Co. Ltd.	1,000	20,257
Giant Manufacturing Co. Ltd.	2,000	18,840
Giga-Byte Technology Co. Ltd.	3,000	7,830
GlobalWafers Co. Ltd.	2,000	26,549
Great Wall Enterprise Co. Ltd.	4,150	6,061
Highwealth Construction Corp.	5,500	8,175
HIWIN Technologies Corp.	2,157	21,251
Hon Hai Precision Industry Co. Ltd. (Foxconn)	88,600	237,059
Hotai Motor Co. Ltd.	3,000	66,683
Hua Nan Financial Holdings Co. Ltd.	72,503	44,237
Innolux Corp.	75,000	24,293
Inventec Corp.	23,000	17,849
ITEQ Corp.	1,000	4,252
King Yuan Electronics Co. Ltd.	6,000	6,326
King's Town Bank	5,000	6,395
Largan Precision Co. Ltd.	1,000	116,150
Lien Hwa Industrial Corp.	4,814	6,623
Lite-On Technology Corp.	15,000	23,904
Macronix International Co. Ltd.	11,060	12,215
Makalot Industrial Co. Ltd.	1,050	6,207
MediaTek, Inc.	11,000	230,814
Mega Financial Holding Co. Ltd.	75,000	72,076
Merida Industry Co. Ltd.	1,000	8,054
Merry Electronics Co. Ltd.	1,000	5,116
Micro-Star International Co. Ltd.	5,000	22,988
Nan Ya Plastics Corp.	40,000	82,273
Nanya Technology Corp.	7,000	13,914
Nien Made Enterprise Co. Ltd.	1,000	11,874
Novatek Microelectronics Corp.	4,000	36,712
Pegatron Corp.	14,000	30,877
Phison Electronics Corp.	1,000	9,143
Pou Chen Corp.	18,000	16,271
Powertech Technology, Inc.	5,000	14,916
President Chain Store Corp.	4,000	36,366
Qisda Corp.	9,000	5,756
Quanta Computer, Inc.	19,000	49,654
Radiant Opto-Electronics Corp.	3,000	11,459
Realtek Semiconductor Corp.	4,000	50,954
Ruentex Development Co. Ltd.	6,900	9,279
Ruentex Industries Ltd.	2,800	6,262
Shin Kong Financial Holding Co. Ltd.	80,611	22,404
Simplo Technology Co. Ltd.	1,000	10,353
SINBON Electronics Co. Ltd.	1,000	6,188
Sino-American Silicon Products, Inc.	3,000	10,039
Sinopac Holdings Co.	70,680	26,510
Standard Foods Corp.	3,000	6,305
Synnex Technology International Corp.	10,000	14,277
Taichung Commercial Bank Co. Ltd.	14,728	5,448
Taishin Financial Holdings Co. Ltd.	75,635	33,467
Taiwan Business Bank	49,963	16,477
Taiwan Cement Corp.	33,607	48,096
Taiwan Cooperative Financial Holding Co. Ltd.	70,574	47,573
Taiwan Fertilizer Co. Ltd.	4,000	7,011
Taiwan High Speed Rail Corp.	13,000	14,223
Taiwan Mobile Co. Ltd.	16,000	53,429
Taiwan Semiconductor Manufacturing Co. Ltd.	136,000	2,048,399
Taiwan Surface Mounting Technology Co. Ltd.	2,000	7,190
Taiwan Union Technology Corp.	2,000	7,743
Tatung Co. Ltd. (a)	11,000	6,388
TECO Electric & Machinery Co. Ltd.	9,000	9,287
The Shanghai Commercial & Savings Bank Ltd.	31,000	41,633
Tripod Technology Corp.	3,000	11,408
Unified-President Enterprises Corp.	37,000	79,940
Unimicron Technology Corp.	9,000	23,147
United Integrated Services Co.	1,000	6,741
United Microelectronics Corp.	81,000	79,991
Vanguard International Semiconductor Corp.	7,000	23,254
Walsin Lihwa Corp.	17,000	9,432
Walsin Technology Corp.	2,000	10,682
Win Semiconductors Corp.	3,000	29,712
Winbond Electronics Corp.	18,000	8,680
Wistron Corp.	20,058	20,663
Wiwynn Corp.	1,000	22,573
WPG Holding Co. Ltd.	9,920	13,340
Yageo Corp.	3,000	36,453
Yuanta Financial Holding Co. Ltd.	82,160	50,555

TOTAL TAIWAN		5,699,692

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	7,300	39,595
Airports of Thailand PCL (For. Reg.)	36,200	64,937
B. Grimm Power PCL	6,900	9,249
Bangkok Bank PCL (For. Reg.)	13,400	40,878
Bangkok Commercial Asset Management PCL	14,800	9,346
Bangkok Dusit Medical Services PCL (For. Reg.)	67,400	41,375
Bangkok Expressway and Metro PCL	56,900	15,462
Banpu PCL (For. Reg.)	36,500	6,741
Berli Jucker PCL:
unit	2,900	3,385
(For. Reg)	5,000	5,836
BTS Group Holdings PCL (For. Reg.)	51,044	15,383
Bumrungrad Hospital PCL (For. Reg.)	3,400	10,260
C.P. ALL PCL	1,300	2,481
C.P. ALL PCL (For. Reg.)	45,200	86,267
Carabao Group PCL	3,300	12,268
Central Pattana PCL	4,700	6,348
Central Pattana PCL (For. Reg.)	14,200	19,179
Central Retail Corp. PCL	19,041	15,733
Charoen Pokphand Foods PCL	17,300	15,352
Charoen Pokphand Foods PCL (For. Reg.)	32,900	29,195
CPN Retail Growth Leasehold REIT	55,200	42,695
CPN Retail Growth Leasehold REIT rights (a)	2,030	0
Delta Electronics PCL NVDR	3,100	15,378
Electricity Generating PCL (For. Reg.)	1,500	8,904
Energy Absolute PCL	3,700	4,614
Energy Absolute PCL	12,200	15,213
Global Power Synergy Public Co. Ltd.	4,746	8,663
Gulf Energy Development PCL	27,300	26,377
Hana Microelectronics PCL	4,200	5,802
Hana Microelectronics PCL (For. Reg.)	3,400	4,697
Home Product Center PCL (For. Reg.)	51,100	23,325
Indorama Ventures PCL	13,100	8,784
Indorama Ventures PCL (For. Reg.)	15,200	10,193
Intouch Holdings PCL (For. Reg.)	14,400	23,402
IRPC PCL (For. Reg.)	68,600	4,184
Kasikornbank PCL (For. Reg.)	16,600	40,461
Kiatnakin Bank PCL (For. Reg.)	4,200	4,962
Krung Thai Bank PCL:
(For. Reg.)	46,900	13,146
NVDR	4,000	1,121
Krungthai Card PCL (For. Reg.)	4,900	5,426
Land & House PCL:
NVDR	9,000	1,942
(For. Reg.)	48,000	10,357
Minor International PCL:
warrants 9/30/21 (a)	520	7
warrants 7/31/23 (a)	826	195
(For. Reg.)	25,375	16,066
Muangthai Leasing PCL	4,300	6,745
Osotspa PCL	6,400	7,102
PTT Exploration and Production PCL (For. Reg.)	9,400	23,546
PTT Global Chemical PCL (For. Reg.)	18,000	22,488
PTT PCL (For. Reg.)	91,700	93,176
Ratchaburi Electric Generating Holding PCL (For. Reg.)	2,600	4,144
Siam Cement PCL:
(For. Reg.)	4,700	47,927
NVDR unit	600	6,118
rights (a)(c)	761	512
Siam Commercial Bank PCL (For. Reg.)	18,200	37,523
Srisawad Corp. PCL	3,400	5,280
Srisawad Corp. PCL	5,000	7,732
Srisawad Corp. PCL warrants 8/29/25 (a)	200	74
Thai Beverage PCL	58,100	25,850
Thai Oil PCL (For. Reg.)	6,300	6,400
Thai Union Frozen Products PCL (For. Reg.)	26,200	11,661
Thanachart Capital PCL (For. Reg.)	5,700	5,244
TISCO Financial Group PCL	2,300	4,644
TISCO Financial Group PCL	1,700	3,433
TMB Bank PCL	171,500	4,848
TMB Bank PCL (For. Reg.)	244,212	6,904
Total Access Communication PCL (For. Reg.)	3,400	3,480
True Corp. PCL	67,800	6,674
True Corp. PCL (For. Reg.)	61,100	6,014
VGI Global Media PCL	15,300	3,090
WHA Corp. PCL	45,900	4,112

TOTAL THAILAND		1,099,905

Turkey - 0.1%
Akbank TAS (a)	25,861	17,246
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,163	3,114
Arcelik A/S	1,474	4,733
Aselsan A/S	5,487	13,727
Bim Birlesik Magazalar A/S JSC	3,474	31,309
Coca-Cola Icecek Sanayi A/S	401	2,326
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,111
Enka Insaat ve Sanayi A/S	13,611	12,408
Eregli Demir ve Celik Fabrikalari T.A.S.	12,085	14,804
Ford Otomotiv Sanayi A/S	410	4,645
Haci Omer Sabanci Holding A/S	7,803	8,406
Koc Holding A/S	8,027	15,248
Koza Altin Isletmeleri A/S (a)	241	2,431
Pegasus Hava Tasimaciligi A/S (a)	207	1,238
Petkim Petrokimya Holding A/S (a)	6,186	3,364
Soda Sanayii AS	1,699	1,826
Sok Marketler Ticaret A/S (a)	1,467	2,285
TAV Havalimanlari Holding A/S	1,060	2,115
Tekfen Holding A/S	900	1,727
Tofas Turk Otomobil Fabrikasi A/S	684	2,179
Tupras Turkiye Petrol Rafinerileri A/S (a)	1,053	10,853
Turk Hava Yollari AO (a)	4,054	5,512
Turk Sise ve Cam Fabrikalari A/S	3,726	3,532
Turkcell Iletisim Hizmet A/S	7,802	15,356
Turkiye Garanti Bankasi A/S (a)	16,753	15,402
Turkiye Halk Bankasi A/S (a)	3,771	2,505
Turkiye Is Bankasi A/S Series C (a)	8,083	5,600
Turkiye Vakiflar Bankasi TAO (a)	7,036	3,772
Ulker Biskuvi Sanayi A/S (a)	956	2,830
Yapi ve Kredi Bankasi A/S (a)	25,648	7,074

TOTAL TURKEY		219,678

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	21,247	32,682
Aldar Properties PJSC (a)	36,044	19,724
Dubai Islamic Bank Pakistan Ltd. (a)	35,499	41,750
Emaar Properties PJSC (a)	36,675	27,857
Emirates NBD Bank PJSC	17,808	51,633
Emirates Telecommunications Corp.	24,906	112,964
National Bank of Abu Dhabi PJSC (a)	52,195	159,719

TOTAL UNITED ARAB EMIRATES		446,329

United Kingdom - 7.9%
3i Group PLC	6,997	89,979
Admiral Group PLC	1,830	61,655
Amarin Corp. PLC ADR (a)(e)	2,666	11,224
Anglo American PLC (United Kingdom)	9,778	236,670
Antofagasta PLC	2,349	31,023
Ashtead Group PLC	3,244	117,205
Associated British Foods PLC	2,582	62,219
AstraZeneca PLC (United Kingdom)	9,413	1,028,506
Atlassian Corp. PLC (a)	917	166,701
Auto Trader Group PLC (b)	6,960	50,562
Aveva Group PLC	466	28,778
Aviva PLC	28,309	104,736
BAE Systems PLC	23,091	143,407
Barclays PLC	116,027	146,137
Barratt Developments PLC	7,362	45,199
Beazley PLC	4,529	17,871
Bellway PLC	894	27,121
Berkeley Group Holdings PLC	880	48,009
BHP Billiton PLC	15,156	323,340
BP PLC	145,063	419,520
British American Tobacco PLC (United Kingdom)	16,417	588,899
British Land Co. PLC	6,773	29,526
BT Group PLC	62,751	79,659
Bunzl PLC	2,419	78,252
Burberry Group PLC	2,913	58,389
Carnival PLC	1,386	17,633
Centrica PLC	43,259	22,378
Coca-Cola European Partners PLC	1,390	53,946
Compass Group PLC	12,686	190,566
ConvaTec Group PLC (b)	11,437	26,387
Croda International PLC	953	76,856
Dechra Pharmaceuticals PLC	760	31,617
Derwent London PLC	755	25,037
Diageo PLC	16,791	576,749
Direct Line Insurance Group PLC	9,637	33,500
DS Smith PLC	9,638	36,650
easyJet PLC	2,390	15,469
Electrocomponents PLC	3,168	29,126
Evraz PLC	3,935	17,497
G4S PLC (United Kingdom)	11,111	28,717
GlaxoSmithKline PLC	35,890	672,848
GW Pharmaceuticals PLC ADR (a)(e)	225	21,904
Halma PLC	2,651	80,216
Hargreaves Lansdown PLC	2,001	40,331
HomeServe PLC	2,132	34,003
Howden Joinery Group PLC	4,423	33,707
HSBC Holdings PLC (United Kingdom)	148,259	580,028
IMI PLC	2,109	28,574
Imperial Brands PLC	6,787	119,760
Informa PLC	10,792	52,305
InterContinental Hotel Group PLC	1,353	71,020
Intermediate Capital Group PLC	2,103	32,373
Intertek Group PLC	1,131	92,438
Investec PLC	3,485	6,422
ITV PLC	26,595	23,205
J Sainsbury PLC	11,914	29,355
John David Group PLC	3,029	31,635
Johnson Matthey PLC	1,376	41,849
Kingfisher PLC	15,287	58,555
Land Securities Group PLC	5,220	35,194
Legal & General Group PLC	43,263	105,145
Lloyds Banking Group PLC	506,957	172,103
London Stock Exchange Group PLC	2,259	259,145
M&G PLC	18,016	37,079
Marks & Spencer Group PLC	13,733	17,233
Mediclinic International PLC	3,861	14,167
Meggitt PLC	5,491	18,245
Melrose Industries PLC	34,659	51,654
Micro Focus International PLC	2,997	9,517
Mondi PLC	3,424	72,436
National Grid PLC	26,853	308,314
Network International Holdings PLC (b)	2,028	7,149
Next PLC	950	72,937
Ninety One PLC (a)	3,132	8,244
Ocado Group PLC (a)	4,345	153,844
Pearson PLC	5,378	38,149
Pennon Group PLC	3,067	40,802
Persimmon PLC	2,284	72,883
Phoenix Group Holdings PLC	5,898	52,375
Prudential PLC	18,549	266,147
Quilter PLC (b)	14,409	23,836
Reckitt Benckiser Group PLC	5,279	514,731
RELX PLC (London Stock Exchange)	14,180	315,809
Rentokil Initial PLC	13,128	90,729
Rightmove PLC	6,413	51,868
Rio Tinto PLC	7,751	466,397
Rolls-Royce Holdings PLC	14,310	23,760
Royal Bank of Scotland Group PLC	33,066	45,248
Royal Dutch Shell PLC:
Class A (United Kingdom)	29,895	373,189
Class B (United Kingdom)	26,085	316,334
RSA Insurance Group PLC	7,518	43,819
Sage Group PLC	8,079	75,142
Schroders PLC	893	31,054
Scottish & Southern Energy PLC	7,504	116,794
Segro PLC	8,535	102,686
Severn Trent PLC	1,776	55,894
Smith & Nephew PLC	6,337	124,138
Smiths Group PLC	2,795	49,590
Spectris PLC	827	26,006
Spirax-Sarco Engineering PLC	534	76,243
SSP Group PLC	3,323	7,740
St. James's Place Capital PLC	3,862	46,395
Standard Chartered PLC (United Kingdom)	19,088	87,708
Standard Life PLC	15,643	45,618
Tate & Lyle PLC	3,352	28,772
Taylor Wimpey PLC	26,100	36,524
Tesco PLC	69,670	191,126
The Weir Group PLC	1,796	29,026
Travis Perkins PLC	1,794	25,140
Unilever PLC	8,362	515,544
Unite Group PLC	2,743	29,696
United Utilities Group PLC	4,867	53,745
Vistry Group PLC	1,696	12,441
Vodafone Group PLC	192,666	255,365
Whitbread PLC	1,435	39,348
WM Morrison Supermarkets PLC	17,527	38,481

TOTAL UNITED KINGDOM		13,405,941

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	120	824
Stratasys Ltd. (a)(e)	312	3,891
XP, Inc. Class A (a)	694	28,933
Yum China Holdings, Inc.	3,024	160,121

TOTAL UNITED STATES OF AMERICA		193,769

TOTAL COMMON STOCKS
(Cost $159,720,623)		160,224,669

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.3%
Alpargatas SA (PN)	1,200	8,163
Azul SA (a)	2,000	8,682
Banco Bradesco SA (PN)	29,192	100,895
Bradespar SA (PN)	1,400	11,191
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,666	9,253
Companhia Energetica de Minas Gerais (CEMIG) (PN)	8,016	14,417
Companhia Paranaense de Energia-Copel (PN-B)	600	6,625
Gerdau SA	7,300	27,038
Itau Unibanco Holding SA	34,900	139,826
Itausa-Investimentos Itau SA (PN)	30,460	47,730
Lojas Americanas SA (PN)	6,300	31,848
Metalurgica Gerdau SA (PN)	4,100	6,863
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	32,900	114,883
Telefonica Brasil SA	3,000	23,195

TOTAL BRAZIL		550,609

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	878	28,519
Colombia - 0.0%
Banco Davivienda SA	894	6,401
Bancolombia SA (PN)	3,358	21,673
Grupo Aval Acciones y Valores SA	32,577	7,644

TOTAL COLOMBIA		35,718

Germany - 0.3%
Henkel AG & Co. KGaA	1,272	133,208
Porsche Automobil Holding SE (Germany)	1,083	64,631
Sartorius AG (non-vtg.)	242	99,420
Volkswagen AG	1,321	212,806

TOTAL GERMANY		510,065

Korea (South) - 0.2%
Hyundai Motor Co.	249	18,022
Hyundai Motor Co. Series 2	269	20,346
LG Chemical Ltd.	103	28,309
Samsung Electronics Co. Ltd.	5,601	242,555

TOTAL KOREA (SOUTH)		309,232

Russia - 0.1%
AK Transneft OAO	11	20,909
Sberbank of Russia	10,240	29,214
Surgutneftegas OJSC	59,800	30,237

TOTAL RUSSIA		80,360

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,829,190)		1,514,503

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.10% (f)	5,367,489	5,368,563
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	133,631	133,644
TOTAL MONEY MARKET FUNDS
(Cost $5,502,206)		5,502,207
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $167,052,019)		167,241,379
NET OTHER ASSETS (LIABILITIES) - 0.9%(h)		1,473,928
NET ASSETS - 100%		$168,715,307

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	47	Dec. 2020	$4,355,020	$(50,629)	$(50,629)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	37	Dec. 2020	2,013,725	17,737	17,737
TME S&P/TSX 60 Index Contracts (Canada)	3	Dec. 2020	433,254	(974)	(974)
TOTAL FUTURES CONTRACTS					$(33,866)

The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,796,261 or 1.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $621,323 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,245
Fidelity Securities Lending Cash Central Fund	1,019
Total	$20,264

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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